UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Global Growth Fund

April 30, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 97.8%

	Aerospace & Defense – 1.2%

665	European Aeronautic Defense & Space Company	$35,123
	Airlines – 2.2%

8,615	Air Canada, Class B Shares	25,654

2,200	Delta Air Lines, Inc., (2)	37,708
	Total Airlines	63,362
	Beverages – 0.9%

4,509	Treasury Wine Estates Limited	27,299
	Biotechnology – 4.2%

1,173	Ariad Pharmaceuticals, Inc.	20,962

175	Celgene Corporation, (2)	20,662

447	CSL Limited	29,176

565	Gilead Sciences, Inc., (2)	28,612

223	Onyx Pharmaceuticals Inc., (2)	21,140
	Total Biotechnology	120,552
	Capital Markets – 3.3%

700	Evercore Partners Inc.	26,425

800	Jafco Company Limited	38,652

2,717	WisdomTree Investments Inc., (2)	31,517
	Total Capital Markets	96,594
	Chemicals – 2.3%

300	Nitto Denko Corporation	19,695

175	PPG Industries, Inc.	25,750

50	Syngenta AG, ADR	21,370
	Total Chemicals	66,815
	Commercial Banks – 2.6%

675	First Republic Bank of San Francisco	25,637

375	Signature Bank, (2)	26,854

2,291	Sumitomo Mitsui Financial Group	21,742
	Total Commercial Banks	74,233
	Communications Equipment – 0.9%

500	Palo Alto Networks, Incorporated, (2)	27,050
	Computers & Peripherals – 0.5%

3	Wacom Company, Limited	13,710
	Construction & Engineering – 0.8%

23,000	China Communications Construction Company Limited	22,051
	Construction Materials – 2.8%

1,775	Caesarstone Sdot-Yam Limited, (2)	41,642

575	Eagle Materials Inc.	38,956
	Total Construction Materials	80,598
	Consumer Finance – 1.0%

3,628	International Personal Finance	28,741
	Diversified Consumer Services – 0.7%

700	JP Holdings Inc.	19,854

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Global Growth Fund (continued)

April 30, 2013

Shares	Description (1)	Value

	Diversified Financial Services – 1.9%

1,140	GT Capital Holdings Incorporated	$21,908

2,200	Orix Corporation	33,761
	Total Diversified Financial Services	55,669
	Electrical Equipment – 2.1%

800	Generac Holdings Inc.	28,744

391	Rockwell Automation, Inc.	33,149
	Total Electrical Equipment	61,893
	Electronic Equipment & Instruments – 1.1%

300	Kyocera Corporation, WI/DD	30,497
	Energy Equipment & Services – 3.7%

643	Cooper Cameron Corporation, (2)	39,577

762	Oceaneering International Inc.	53,470

371	ShawCor Limited, Class A Shares	14,903
	Total Energy Equipment & Services	107,950
	Food & Staples Retailing – 3.3%

500	Alimentation Couche-Tard B Shares	30,379

900	Eurocash SA	16,206

900	Sugi Holdings Company Limited	34,575

164,500	Supra Boga Lestari Tbk PT, (2)	15,397
	Total Food & Staples Retailing	96,557
	Food Products – 2.1%

3,000	Biostime International Holdings Limited	17,261

685	Hain Celestial Group Inc., (2)	44,696
	Total Food Products	61,957
	Health Care Equipment & Supplies – 0.8%

10,700	Top Glove Corporation BHD	22,226
	Health Care Providers & Services – 1.0%

522	Catamaran Corporation, (2)	30,135
	Health Care Technology – 0.9%

1,100	CompuGroup Medical AG	25,366
	Hotels, Restaurants & Leisure – 3.0%

2,964	Dominos Pizza Inc.	29,973

6,000	Galaxy Entertainment Group Limited, (2)	26,752

1,253	Melco PBL Entertainment, Limited, (2)	30,836
	Total Hotels, Restaurants & Leisure	87,561
	Household Durables – 5.1%

5,942	Crest Nicholson Holdings PLC, (2)	29,444

2,018	Pulte Corporation, (2)	42,358

290	SodaStream International Limited, (2)	15,614

14,500	Techtronic Industries Company Limited	34,642

235	Whirlpool Corporation	26,856
	Total Household Durables	148,914
	Household Products – 0.9%

300	Pigeon Corporation	25,758

2	Nuveen Investments

Shares	Description (1)	Value

	Insurance – 2.6%

9,500	AIA Group Limited	$42,174

1,200	Mitsui Sumitomo Insurance Company Limited	32,116
	Total Insurance	74,290
	Internet & Catalog Retail – 2.5%

423	ASOS PLC, (2)	21,026

36	Priceline.com Incorporated, (2)	25,056

1,700	Start Today Company Limited	25,704
	Total Internet & Catalog Retail	71,786
	Internet Software & Services – 4.1%

600	eBay Inc., (2)	31,434

511	Sina Corporation	28,780

2,514	Telecity Group PLC	36,025

700	Tencent Holdings Limited	23,994
	Total Internet Software & Services	120,233
	IT Services – 2.3%

230	Visa Inc.	38,746

1,025	WireCard AG	27,497
	Total IT Services	66,243
	Life Sciences Tools & Services – 0.7%

100	Eurofins Scientific	21,730
	Machinery – 1.0%

340	Arcam AB, (2)	13,745

200	Zuiko Corporation	15,797
	Total Machinery	29,542
	Media – 5.5%

400	Discovery Communications Inc., Class A Shares, (2)	31,528

1,300	IMAX Corporation, (2)	33,189

901	News Corporation, Class B	28,039

3,716	Perform Group PLC, (2)	29,900

1,232	Rightmove PLC	36,763
	Total Media	159,419
	Multiline Retail – 2.0%

411	Dollarama Inc.	30,108

12,291	Grupo Sanborns SA de CV	28,647
	Total Multiline Retail	58,755
	Oil, Gas & Consumable Fuels – 2.1%

190	Pioneer Natural Resources Company	23,224

510	Range Resources Corporation	37,495
	Total Oil, Gas & Consumable Fuels	60,719
	Pharmaceuticals – 2.6%

225	Allergan, Inc.	25,549

250	Bayer AG, Sponsored ADR	26,082

1,500	Nippon Shinyaku Company Limited, WI/DD	23,281
	Total Pharmaceuticals	74,912
	Professional Services – 1.0%

450	Verisk Analytics Inc, Class A Shares, (2)	27,581

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Global Growth Fund (continued)

April 30, 2013

Shares	Description (1)			Value

	Real Estate Investment Trust – 0.7%

9,000	Macquarie Mexico Real Estate Management SA de CV			$21,755
	Real Estate Management & Development – 3.6%

125,000	Bumi Serpong Damai PT			22,242

600	Mitsubishi Estate Company Limited			19,480

94,200	Quality House PCL			13,544

80,500	Summarecon Agung Tbk PT			21,527

3,000	Tokyo Tatemono Company Limited			27,727
	Total Real Estate Management & Development			104,520
	Road & Rail – 3.2%

166,000	Express Transindo Utama Tbk PT			22,367

1,175	Hertz Global Holdings Inc., (2)			28,294

385	Kansas City Southern Industries			41,992
	Total Road & Rail			92,653
	Semiconductors & Equipment – 1.1%

1,987	ARM Holdings PLC			30,742
	Software – 4.3%

300	NetSuite Inc., (2)			26,388

625	Red Hat, Inc., (2)			29,956

890	ServiceNow Inc., (2)			36,454

785	Splunk Inc., (2)			32,028
	Total Software			124,826
	Specialty Retail – 1.0%

640	GNC Holdings Inc.			29,011
	Textiles, Apparel & Luxury Goods – 4.0%

250	Adidas-Salomon AG			26,109

5,000	Eclat Textile Company Limited			30,157

597	Michael Kors Holdings Limited, (2)			33,993

10,800	Samsonite International SA			26,554
	Total Textiles, Apparel & Luxury Goods			116,813
	Trading Companies & Distributors – 1.1%

625	United Rentals Inc., (2)			32,881
	Transportation Infrastructure – 1.2%

6,900	Airports of Thailand PCL			33,971
	Wireless Telecommunication Services – 1.9%

685	SBA Communications Corporation, (2)			54,104
	Total Common Stocks (cost $2,458,290)			2,836,951

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%

$102	Repurchase Agreement with State Street Bank, dated 4/30/13, repurchase price $102,344, collateralized by $105,000 U.S. Treasury Notes, 0.250%, due 8/31/14, value $105,158	0.010%	5/01/13	$102,343
	Total Short-Term Investments (cost $102,343)			102,343
	Total Investments (cost $2,560,633) – 101.3%			2,939,294
	Other Assets Less Liabilities – (1.3)%			(36,973)
	Net Assets – 100%			$2,902,321

4	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,836,951	$—	$—	$2,836,951
Short-Term Investments:
Repurchase Agreements	—	102,343	—	102,343
Total	$2,836,951	$102,343	$—	$2,939,294

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $2,563,247.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$391,102
Depreciation	(15,055)
Net unrealized appreciation (depreciation) of investments	$376,047

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Growth Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 99.7%

	Aerospace & Defense – 4.3%

2,700	Precision Castparts Corporation	$516,483

8,335	United Technologies Corporation	760,902
	Total Aerospace & Defense	1,277,385
	Biotechnology – 5.3%

3,790	Celgene Corporation, (2)	447,485

22,117	Gilead Sciences, Inc., (2)	1,120,005
	Total Biotechnology	1,567,490
	Capital Markets – 2.0%

8,150	T. Rowe Price Group Inc.	590,875
	Chemicals – 4.0%

5,321	Ecolab Inc.	450,263

6,915	Monsanto Company	738,660
	Total Chemicals	1,188,923
	Commercial Banks – 1.8%

13,832	Wells Fargo & Company	525,339
	Communication Equipment – 2.9%

13,890	QUALCOMM, Inc.	855,902
	Computers & Peripherals – 5.0%

1,775	Apple, Inc.	785,881

30,700	EMC Corporation, (2)	688,601
	Total Computers & Peripherals	1,474,482
	Electrical Equipment – 1.5%

3,700	Roper Industries Inc.	442,705
	Electronic Components – 2.5%

9,815	Amphenol Corporation, Class A	741,229
	Energy Equipment & Services – 3.9%

7,600	National-Oilwell Varco Inc.	495,672

8,778	Schlumberger Limited	653,347
	Total Energy Equipment & Services	1,149,019
	Food & Staples Retailing – 5.0%

7,300	Costco Wholesale Corporation	791,539

11,900	CVS Caremark Corporation	692,342
	Total Food & Staples Retailing	1,483,881
	Food Products – 1.1%

3,900	Mead Johnson Nutrition Company, Class A Shares	316,251
	Health Care Equipment & Supplies – 4.0%

9,000	Covidien PLC	574,560

9,518	Stryker Corporation	624,190
	Total Health Care Equipment & Supplies	1,198,750
	Health Care Providers & Services – 1.9%

9,460	Express Scripts, Holding Company, (2)	561,640
	Hotels, Restaurants & Leisure – 2.3%

11,112	Starbucks Corporation	676,054

6	Nuveen Investments

Shares	Description (1)	Value
	Industrial Conglomerates – 1.0%

5,028	Danaher Corporation	$306,406
	Internet Software & Services – 5.7%

10,700	eBay Inc., (2)	560,573

1,375	Google Inc., Class A, (2)	1,133,784
	Total Internet Software & Services	1,694,357
	IT Services – 6.4%

10,707	Accenture Limited	871,978

5,155	Gartner Inc., (2)	298,217

4,383	Visa Inc.	738,360
	Total IT Services	1,908,555
	Leisure Equipment & Products – 1.8%

6,160	Polaris Industries Inc.	530,930
	Life Sciences Tools & Services – 1.1%

3,600	Waters Corporation, (2)	332,640
	Media – 5.2%

15,700	DirecTV, (2)	887,992

8,500	Discovery Communications Inc., Class A Shares, (2)	669,970
	Total Media	1,557,962
	Personal Products – 1.0%

5,900	Nu Skin Enterprises, Inc., Class A	299,307
	Pharmaceuticals – 2.8%

7,405	Allergan, Inc.	840,838
	Professional Services – 1.6%

4,900	IHS Inc., (2)	477,407
	Road & Rail – 1.3%

3,506	Kansas City Southern Industries	382,399
	Software – 9.4%

13,500	BMC Software, Inc., (2)	613,980

8,600	Check Point Software Technology Limited, (2)	400,932

7,200	Intuit, Inc.	429,408

25,400	Oracle Corporation	832,612

11,000	Red Hat, Inc., (2)	527,230
	Total Software	2,804,162
	Specialized REIT – 2.9%

10,400	American Tower REIT Inc.	873,496
	Specialty Retail – 4.0%

3,900	PetSmart Inc.	266,136

8,490	Ross Stores, Inc.	560,934

3,300	Tractor Supply Company	353,661
	Total Specialty Retail	1,180,731
	Textiles, Apparel & Luxury Goods – 2.7%

12,430	Nike, Inc., Class B	790,548
	Tobacco – 3.2%

10,135	Philip Morris International	968,805

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Growth Fund (continued)

April 30, 2013

Shares	Description (1)			Value
	Trading Companies & Distributors – 2.1%

2,560	W.W. Grainger, Inc.			$630,965
	Total Common Stocks (cost $21,816,966)			29,629,433

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%

$366	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $365,955, collateralized by $240,000 U.S. Treasury Bonds, 8.125%, due 5/15/21, value $375,954	0.010%	5/01/13	$365,954
	Total Short-Term Investments (cost $365,954)			365,954
	Total Investments (cost $22,182,920) – 100.9%			29,995,387
	Other Assets Less Liabilities – (0.9)%			(277,816)
	Net Assets – 100%			$29,717,571

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$29,629,433	$—	$—	$29,629,433
Short-Term Investments:
Repurchase Agreements	—	365,954	—	365,954
Total	$29,629,433	$365,954	$—	$29,995,387

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

8	Nuveen Investments

As of April 30, 2013, the cost of investments was $22,498,103.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$8,252,665
Depreciation	(755,381)
Net unrealized appreciation (depreciation) of investments	$7,497,284

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen International Growth Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 99.5%

	Aerospace & Defense – 1.9%

10,275	European Aeronautic Defence & Space Company	$542,687
	Airlines – 3.0%

82,705	Air Canada, Class B Shares	246,280

13,600	Lufthansa AG	271,882

6,775	Norwegian Air Shuttle	325,444
	Total Airlines	843,606
	Auto Components – 1.0%

6,100	Denso Corporation	273,134
	Beverages – 0.9%

43,730	Treasury Wine Estates Limited	264,756
	Biotechnology – 1.0%

4,379	CSL Limited	285,820
	Building Products – 1.0%

6,700	Daikin Industries Limited	268,729
	Capital Markets – 2.2%

39,206	Aberdeen Asset Management LLC	273,261

7,300	Jafco Company Limited	352,700
	Total Capital Markets	625,961
	Chemicals – 2.8%

4,400	Nitto Denko Corporation	288,865

3,800	Shin_Etsu Chemical Company Limited	255,711

550	Syngenta AG, ADR	235,072
	Total Chemicals	779,648
	Commercial Banks – 1.9%

225,200	Bank of Ayudhya Public Company Limited	251,288

29,317	Sumitomo Mitsui Financial Group	278,218
	Total Commercial Banks	529,506
	Communications Equipment – 0.9%

21,200	Ericsson LM, Class B Shares	264,630
	Computers & Peripherals – 0.9%

52	Wacom Company, Limited	237,637
	Construction & Engineering – 1.8%

287,000	China Communications Construction Company Limited	275,160

1,522,500	Pembangunan Perumahan Persero Tbk PT	222,366
	Total Construction & Engineering	497,526
	Construction Materials – 2.4%

17,150	Caesar Stone Sdot Yam Limited, (2)	402,339

24,440	Cemex SAB de CV, Sponsored ADR, (2)	274,950
	Total Construction Materials	677,289
	Consumer Finance – 1.0%

34,847	International Personal Finance	276,061
	Diversified Consumer Services – 0.5%

4,800	JP Holdings Inc.	136,144

10	Nuveen Investments

Shares	Description (1)	Value
	Diversified Financial Services – 1.9%

10,950	GT Capital Holdings Incorporated	$210,434

21,100	Orix Corporation	323,800
	Total Diversified Financial Services	534,234
	Electronic Equipment & Instruments – 2.0%

2,700	Kyocera Corporation, WI/DD	274,473

25,400	Topcon Corporation	283,221
	Total Electronic Equipment & Instruments	557,694
	Energy Equipment & Services – 1.6%

27,100	Prosafe SE	260,121

4,959	ShawCor Limited	199,207
	Total Energy Equipment & Services	459,328
	Food & Staples Retailing – 3.3%

5,000	Alimentation Couche-Tard B Shares	303,787

16,800	Eurocash SA	302,521

8,500	Sugi Holdings Company Limited	326,537
	Total Food & Staples Retailing	932,845
	Food Products – 1.2%

57,000	Biostime International Holdings Limited	327,964
	Health Care Equipment & Supplies – 1.5%

8,200	Olympus Corporation, (2)	205,662

101,800	Top Glove Corporation BHD	211,463
	Total Health Care Equipment & Supplies	417,125
	Health Care Technology – 1.0%

11,500	CompuGroup Medical AG	265,188
	Hotels, Restaurants & Leisure – 5.3%

35,559	Dominos Pizza Inc.	359,584

67,000	Galaxy Entertainment Group Limited, (2)	298,731

23,707	Melco PBL Entertainment, Limited, (2)	583,429

7,000	Unibet Group PLC	243,016
	Total Hotels, Restaurants & Leisure	1,484,760
	Household Durables – 3.2%

89,569	Crest Nicholson Holdings PLC, (2)	443,831

3,300	SodaStream International Limited, (2)	177,672

115,500	Techtronic Industries Company Limited	275,944
	Total Household Durables	897,447
	Household Products – 1.9%

2,900	Pigeon Corporation	248,992

11,000	Svenska Cellulosa AB, B Shares	285,648
	Total Household Products	534,640
	Industrial Conglomerates – 0.9%

8,910	Koninklijke Philips Electronics NV	246,063
	Insurance – 4.5%

127,800	AIA Group Limited	567,349

48,107	Amp Limited	269,312

29,217	Esure Group PLC, (2)	134,905

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen International Growth Fund (continued)

April 30, 2013

Shares	Description (1)	Value
	Insurance (continued)

11,300	Mitsui Sumitomo Insurance Company Limited	$302,423
	Total Insurance	1,273,989
	Internet & Catalog Retail – 1.4%

4,098	ASOS PLC, (2)	203,700

12,700	Start Today Company Limited	192,027
	Total Internet & Catalog Retail	395,727
	Internet Software & Services – 4.1%

4,922	Sina Corporation	277,207

23,950	Telecity Group PLC	343,195

6,900	Tencent Holdings Limited	236,516

10,574	United Internet AG	289,928
	Total Internet Software & Services	1,146,846
	IT Services – 1.2%

12,750	WireCard AG	342,035
	Life Sciences Tools & Services – 1.5%

49,811	Clinigen Group PLC	207,362

966	Eurofins Scientific	209,909
	Total Life Sciences Tools & Services	417,271
	Machinery – 1.6%

3,275	Arcam AB, (2)	132,394

4,100	Zuiko Corporation	323,845
	Total Machinery	456,239
	Media – 4.8%

130	CyberAgent Inc.	254,306

12,525	Imax Corporation, (2)	319,763

44,569	Perform Group PLC, (2)	358,618

14,207	Rightmove PLC	423,935
	Total Media	1,356,622
	Metals & Mining – 1.6%

20,100	JFE Holdings Inc.	434,639
	Multiline Retail – 2.0%

3,928	Dollarama Inc.	287,743

118,823	Grupo Sanborns SA de CV	276,940
	Total Multiline Retail	564,683
	Pharmaceuticals – 5.7%

2,545	Bayer AG, Sponsored ADR	265,517

14,500	Nippon Shinyaku Company Limited, WI/DD	225,045

1,596	Novo Nordisk A/S	279,951

5,034	Sanofi-Aventis	268,564

6,687	Stada Arzneimittel AG	270,798

3,845	Valeant Pharmaceuticals International, (2)	292,528
	Total Pharmaceuticals	1,602,403
	Professional Services – 0.9%

2,925	DKSH Holding Limited, (2)	254,498

12	Nuveen Investments

Shares	Description (1)	Value
	Real Estate Investment Trust – 1.0%

115,000	Macquarie Mexico Real Estate Management SA de CV	$277,975
	Real Estate Management & Development – 8.0%

1,336,500	Bekasi Fajar Industrial Estate Tbk PT	137,465

1,687,000	Bumi Serpong Damai PT	300,181

39,000	Henderson Land Development Company Limited	283,197

52,617	LSL Property Services PLC	286,881

7,400	Mitsubishi Estate Company Limited	240,252

1,355,000	Quality Houses PCL	194,825

133,069	Shimao Prpoerty Holdings Limited	287,053

768,000	Summarecon Agung Tbk PT	205,379

33,000	Tokyo Tatemono Company Limited	305,001
	Total Real Estate Management & Development	2,240,234
	Road & Rail – 0.8%

1,591,500	Express Transindo Utama Tbk PT	214,437
	Semiconductors & Equipment – 3.0%

38,243	ARM Holdings PLC	591,671

8,936	NXP Semiconductors NV	246,187
	Total Semiconductors & Equipment	837,858
	Software – 0.5%

6,700	Delcam PLC	134,776
	Specialty Retail – 2.7%

5,200	Jin Company Limited	307,247

3,600	Nitori Company Limited	271,057

3,300	Sanrio Company Limited	165,364
	Total Specialty Retail	743,668
	Textiles, Apparel & Luxury Goods – 2.9%

2,600	Adidas-Salomon AG	271,529

45,000	Eclat Textile Company Limited	271,415

114,900	Samsonite International SA	282,506
	Total Textiles, Apparel & Luxury Goods	825,450
	Tobacco – 1.1%

8,400	Japan Tobacco Inc.	317,526
	Trading Companies & Distributors – 1.6%

15,056	Ashtead Group PLC	137,400

1,743	Brenntag AG	297,145
	Total Trading Companies & Distributors	434,545
	Transportation Infrastructure – 1.6%

65,900	Airports of Thailand PCL	324,446

20,000	Mitsui-Soko Company Limited, WI/DD	136,021
	Total Transportation Infrastructure	460,467
	Total Common Stocks (cost $24,764,814)	27,892,310

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen International Growth Fund (continued)

April 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.7%

$481	Repurchase Agreement with State Street Bank, dated 4/30/13, repurchase price $481,386, collateralized by $485,000 U.S. Treasury Notes, 1.000%, due 3/31/17, value $495,439	0.010%	5/01/13	$481,385
	Total Short-Term Investments (cost $481,385)			481,385
	Total Investments (cost $25,246,199) – 101.2%			28,373,695
	Other Assets Less Liabilities – (1.2)%			(325,365)
	Net Assets – 100%			$28,048,330

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$27,892,310	$—	$—	$27,892,310
Short-Term Investments:
Repurchase Agreements	—	481,385	—	481,385
Total	$27,892,310	$481,385	$—	$28,373,695

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $25,281,920.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$3,305,812
Depreciation	(214,037)
Net unrealized appreciation (depreciation) of investments	$3,091,775

14	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Equity Long/Short Fund

(formerly known as Nuveen Santa Barbara Long/Short Equity Fund)

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 177.1%

	Aerospace & Defense – 11.8%

353	Boeing Company	$32,268

1,188	Engility Holdings Inc.	28,464

398	General Dynamics Corporation	29,436

338	L-3 Communications Holdings, Inc., (3)	27,463

404	Northrop Grumman Corporation, (3)	30,599

440	Rockwell Collins, Inc., (3)	27,685
	Total Aerospace & Defense	175,915
	Biotechnology – 1.7%

911	Myriad Genetics Inc., (2), (3)	25,371
	Building Products – 1.4%

1,101	Masco Corporation	21,403
	Capital Markets – 4.6%

250	Ameriprise Financial, Inc.	18,633

153	Franklin Resources, Inc.	23,663

816	Invesco LTD	25,900
	Total Capital Markets	68,196
	Chemicals – 5.1%

148	CF Industries Holdings, Inc., (3)	27,603

330	LyondellBasell Industries NV	20,031

366	W.R. Grace & Co., (2), (3)	28,222
	Total Chemicals	75,856
	Commercial Banks – 7.0%

1,930	Associated Banc-Corp.	27,541

975	Fifth Third Bancorp.	16,604

3,457	Regions Financial Corporation	29,350

920	U.S. Bancorp	30,618
	Total Commercial Banks	104,113
	Commercial Services & Supplies – 1.0%

1,208	R.R. Donnelley & Sons Company, (3)	14,870
	Computers & Peripherals – 3.1%

70	Apple, Inc.	30,993

769	Hewlett-Packard Company, (3)	15,841
	Total Computers & Peripherals	46,834
	Construction & Engineering – 1.6%

842	AECOM Technology Corporation, (2)	24,477
	Consumer Finance – 3.1%

567	Discover Financial Services	24,801

1,050	SLM Corporation	21,683
	Total Consumer Finance	46,484
	Diversified Financial Services – 2.4%

571	CBOE Holdings Inc.	21,430

300	JPMorgan Chase & Co.	14,703
	Total Diversified Financial Services	36,133

16	Nuveen Investments

Shares	Description (1)	Value
	Diversified Telecommunication Services – 2.3%

640	Verizon Communications Inc., (3)	$34,502
	Electric Utilities – 4.1%

404	Edison International, (3)	21,735

926	NV Energy Inc., (3)	20,029

329	Pinnacle West Capital Corporation, (3)	20,036
	Total Electric Utilities	61,800
	Electrical Equipment – 6.3%

624	Ametek Inc.	25,403

498	Emerson Electric Company, (3)	27,644

322	Rockwell Automation, Inc., (3)	27,299

120	Roper Industries Inc., (3)	14,358
	Total Electrical Equipment	94,704
	Electronic Equipment & Instruments – 1.8%

1,075	AVX Group, (3)	12,158

1,000	Vishay Intertechnology Inc., (2), (3)	14,040
	Total Electronic Equipment & Instruments	26,198
	Energy Equipment & Services – 2.7%

1,627	McDermott International Inc., (2)	17,376

1,000	Nabors Industries Inc., (3)	14,790

87	Oil States International Inc., (2), (3)	7,774
	Total Energy Equipment & Services	39,940
	Food & Staples Retailing – 3.5%

533	CVS Caremark Corporation	31,010

975	Safeway Inc., (3)	21,957
	Total Food & Staples Retailing	52,967
	Food Products – 4.0%

109	Ingredion Inc.	7,849

251	JM Smucker Company	25,911

515	Kraft Foods Inc.	26,517
	Total Food Products	60,277
	Health Care Equipment & Supplies – 6.4%

3,200	Boston Scientific Corporation, (2), (3)	23,968

722	CareFusion Corporation, (2)	24,144

533	Medtronic, Inc., (3)	24,880

644	Thoratec Corporation, (2)	23,313
	Total Health Care Equipment & Supplies	96,305
	Health Care Providers & Services – 6.3%

225	CIGNA Corporation	14,888

366	Express Scripts, Inc., (2)	21,729

266	Humana Inc.	19,713

209	Mednax Inc., (2), (3)	18,545

439	Omnicare, Inc., (3)	19,215
	Total Health Care Providers & Services	94,090
	Household Durables – 4.5%

508	Jarden Corporation, (2)	22,865

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Equity Long/Short Fund (continued)

April 30, 2013

Shares	Description (1)	Value
	Household Durables (continued)

541	Lennar Corporation, Class A	$22,300

1,082	PulteGroup, Inc., (2), (3)	22,711
	Total Household Durables	67,876
	Household Products – 1.6%

255	Energizer Holdings Inc.	24,630
	Independent Power Producers & Energy Traders – 1.5%

1,588	AES Corporation	22,010
	Industrial Conglomerates – 1.9%

457	Danaher Corporation, (3)	27,850
	Insurance – 6.3%

367	Erie Indemnity Company	29,202

417	Principal Financial Group, Inc., (3)	15,054

443	Reinsurance Group of America Inc.	27,710

825	Unum Group	23,009
	Total Insurance	94,975
	Internet & Catalog Retail – 4.0%

367	Expedia, Inc.	20,493

1,993	Groupon Inc., (2), (3)	12,157

38	priceline.com Incorporated, (2)	26,448
	Total Internet & Catalog Retail	59,098
	Internet Software & Services – 3.0%

430	Rackspace Hosting Inc., (2), (3)	20,726

517	VeriSign, Inc., (2)	23,818
	Total Internet Software & Services	44,544
	IT Services – 8.7%

130	Alliance Data Systems Corporation, (2), (3)	22,330

484	Computer Sciences Corporation	22,675

880	CoreLogic Inc., (2)	24,006

300	Henry Jack and Associates Inc.	13,920

46	MasterCard, Inc.	25,435

1,482	Western Union Company, (3)	21,948
	Total IT Services	130,314
	Machinery – 6.3%

482	Crane Company	25,946

513	IDEX Corporation	26,691

208	Nordson Corporation	14,454

383	WABCO Holdings Inc., (2)	27,664
	Total Machinery	94,755
	Media – 7.7%

1,004	Clear Channel Outdoor Holdings Inc., Class A, (2), (3)	7,259

750	Comcast Corporation, Class A	30,975

521	Lamar Advertising Company, (2)	24,393

359	Liberty Global Inc., Class A Shares, (2), (3)	25,981

433	The Madison Square Garden Company, (2)	26,097
	Total Media	114,705

18	Nuveen Investments

Shares	Description (1)	Value
	Metals & Mining – 3.6%

3,070	Alcoa Inc.	$26,095

1,597	United States Steel Corporation	28,427
	Total Metals & Mining	54,522
	Multi-Utilities – 2.7%

545	Ameren Corporation	19,756

426	PG&E Corporation, (3)	20,635
	Total Multi-Utilities	40,391
	Oil, Gas & Consumable Fuels – 10.4%

334	Apache Corporation	24,676

158	Chevron Corporation	19,278

449	Devon Energy Corporation	24,722

92	HollyFrontier Company	4,549

1,150	Newfield Exploration Company, (2)	25,059

700	Peabody Energy Corporation	14,042

542	Valero Energy Corporation	21,853

1,406	WPX Energy Inc., (2), (3)	21,976
	Total Oil, Gas & Consumable Fuels	156,155
	Paper & Forest Products – 1.6%

344	Domtar Corporation	23,911
	Personal Products – 2.8%

440	Herbalife Ltd.	17,472

482	Nu Skin Enterprises, Inc., Class A, (3)	24,452
	Total Personal Products	41,924
	Pharmaceuticals – 2.8%

600	Endo Pharmaceuticals Holdings Inc., (2)	21,984

693	Pfizer Inc.	20,146
	Total Pharmaceuticals	42,130
	Professional Services – 1.5%

253	Dun and Bradstreet Inc., (3)	22,378
	Real Estate Investment Trust – 1.0%

210	Corrections Corporation of America	7,602

301	Douglas Emmett, Inc., (3)	7,877
	Total Real Estate Investment Trust	15,479
	Semiconductors & Equipment – 3.8%

525	Intel Corporation, (3)	12,574

3,150	LSI Logic Corporation, (2)	20,601

1,672	NVIDIA Corporation	23,023
	Total Semiconductors & Equipment	56,198
	Software – 8.5%

961	CA Inc.	25,918

1,331	Microsoft Corporation, (3)	44,059

983	Oracle Corporation	32,223

1,007	Symantec Corporation, (2)	24,470
	Total Software	126,670
	Specialty Retail – 10.4%

530	Abercrombie & Fitch Co., Class A, (3)	26,267

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Equity Long/Short Fund (continued)

April 30, 2013

Shares	Description (1)			Value
	Specialty Retail (continued)

785	American Eagle Outfitters, Inc.			$15,268

734	Gap, Inc.			27,885

454	Home Depot, Inc.			33,301

565	Sears Hometown and Outlet Stores, Inc.			25,205

569	TJX Companies, Inc.			27,750
	Total Specialty Retail			155,676
	Textiles, Apparel & Luxury Goods – 1.8%

525	Hanesbrands Inc., (3)			26,334
	Water Utilities – 0.5%

179	American Water Works Company, Inc., (3)			7,497
	Total Common Stocks (cost $2,544,530)			2,650,457

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 20.1%

$300	Repurchase Agreement with State Street Bank, dated 4/30/13, repurchase price $299,959, collateralized by $310,000 U.S. Treasury Notes, 0.250%, due 8/31/14, value $310,467	0.010%	5/01/13	$299,958
	Total Short-Term Investments (cost $299,958)			299,958
	Total Investments (cost $2,844,488) – 197.2%			2,950,415

Shares	Description (1)			Value
	COMMON STOCKS SOLD SHORT – (102.3)%

	Air Freight & Logistics – (1.0)%

(975)	UTI Worldwide, Inc.			$(14,323)
	Auto Components – (2.0)%

(1,128)	Goodyear Tire & Rubber Company, (2)			(14,094)

(472)	Johnson Controls, Inc.			(16,525)
	Total Auto Components			(30,619)
	Beverages – (1.7)%

(199)	Brown-Forman Corporation			(14,030)

(203)	Monster Beverage Corporation, (2)			(11,449)
	Total Beverages			(25,479)
	Building Products – (0.8)%

(296)	Owens Corning, (2)			(12,450)
	Capital Markets – (1.2)%

(172)	Bank of New York Company, Inc.			(4,854)

(420)	Legg Mason, Inc.			(13,381)
	Total Capital Markets			(18,235)
	Chemicals – (1.0)%

(203)	Cytec Industries, Inc.			(14,791)
	Commercial Banks – (3.9)%

(310)	Bank of Hawaii Corporation			(14,784)

(1,601)	First Niagara Financial Group Inc.			(15,226)

(1,074)	TCF Financial Corporation			(15,627)

(1,467)	Valley National Bancorp.			(13,188)
	Total Commercial Banks			(58,825)

20	Nuveen Investments

Shares	Description (1)	Value
	Commercial Services & Supplies – (6.6)%

(227)	Clean Harbors, Inc., (2)	$(12,932)

(350)	Copart Inc., (2)	(12,338)

(340)	Iron Mountain Inc.	(12,872)

(585)	KAR Auction Services, Inc.	(13,086)

(376)	Republic Services, Inc.	(12,814)

(355)	Rollins Inc.	(8,634)

(341)	Waste Connections Inc.	(12,941)

(318)	Waste Management, Inc.	(13,032)
	Total Commercial Services & Supplies	(98,649)
	Computers & Peripherals – (1.5)%

(315)	Fusion-IO, Inc., (2)	(5,916)

(270)	NCR Corporation, (2)	(7,363)

(116)	Stratasys, Inc., (2)	(9,634)
	Total Computers & Peripherals	(22,913)
	Construction & Engineering – (1.4)%

(125)	Chicago Bridge & Iron Company N.V.	(6,724)

(521)	Quanta Services Incorporated, (2)	(14,317)
	Total Construction & Engineering	(21,041)
	Containers & Packaging – (0.9)%

(376)	MeadWestvaco Corporation	(12,964)
	Distributors – (1.1)%

(690)	LKQ Corporation, (2)	(16,615)
	Diversified Consumer Services – (0.7)%

(400)	H & R Block Inc.	(11,096)
	Diversified Financial Services – (1.7)%

(830)	Interactive Brokers Group, Inc.	(12,500)

(248)	McGraw Hill Financial, Inc.	(13,419)
	Total Diversified Financial Services	(25,919)
	Electric Utilities – (3.1)%

(146)	Duke Energy Corporation	(10,979)

(123)	ITC Holdings Corp.	(11,343)

(173)	OGE Energy Corp.	(12,530)

(506)	Pepco Holdings, Inc.	(11,436)
	Total Electric Utilities	(46,288)
	Electrical Equipment – (0.9)%

(1,837)	GrafTech International Ltd., (2)	(13,190)
	Electronic Equipment & Instruments – (1.4)%

(229)	Dolby Laboratories, Inc.	(7,523)

(385)	Ingram Micro, Inc., Class A, (2)	(6,857)

(244)	National Instruments Corporation	(6,669)
	Total Electronic Equipment & Instruments	(21,049)
	Energy Equipment & Services – (3.5)%

(229)	Atwood Oceanics Inc., (2)	(11,232)

(230)	ERA Group Inc., (2)	(5,256)

(228)	FMC Technologies Inc., (2)	(12,380)

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Equity Long/Short Fund (continued)

April 30, 2013

Shares	Description (1)	Value
	Energy Equipment & Services (continued)

(240)	Tidewater Inc.	$(12,588)

(263)	Unit Corporation, (2)	(11,054)
	Total Energy Equipment & Services	(52,510)
	Electric Utilities – (0.8)%

(165)	Entergy Corporation	(11,753)
	Food & Staples Retailing – (1.0)%

(350)	The Fresh Market, Inc., (2)	(14,326)
	Food Products – (1.8)%

(180)	Bunge Limited	(12,998)

(405)	Hillshire Brands Company	(14,544)
	Total Food Products	(27,542)
	Gas Utilities – (1.6)%

(229)	ONEOK, Inc.	(11,761)

(287)	UGI Corporation	(11,761)
	Total Gas Utilities	(23,522)
	Health Care Providers & Services – (3.4)%

(372)	Brookdale Senior Living Inc., (2)	(9,594)

(87)	Davita Inc., (2)	(10,323)

(285)	HCA Holdings Inc.	(11,369)

(821)	Health Management Associates Inc., (2)	(9,433)

(234)	Tenet Healthcare Corporation, (2)	(10,614)
	Total Health Care Providers & Services	(51,333)
	Hotels, Restaurants & Leisure – (3.4)%

(336)	Carnival Corporation, ADR	(11,595)

(37)	Chipotle Mexican Grill, (2)	(13,438)

(120)	McDonald’s Corporation	(12,257)

(236)	Penn National Gaming, Inc., (2)	(13,818)
	Total Hotels, Restaurants & Leisure	(51,108)
	Household Durables – (0.9)%

(523)	D.R. Horton, Inc.	(13,640)
	Insurance – (3.5)%

(38)	Alleghany Corporation, Term Loan, (2)	(14,962)

(297)	Arch Capital Group Ltd., (2)	(15,759)

(466)	Kemper Corporation	(14,847)

(14)	Markel Corporation, (2)	(7,508)
	Total Insurance	(53,076)
	Internet & Catalog Retail – (0.9)%

(61)	Netflix.com Inc., (2)	(13,180)
	Internet Software & Services – (2.2)%

(513)	Facebook Inc., Class A Shares, (2)	(14,241)

(110)	IAC/InterActiveCorp	(5,178)

(556)	Yahoo! Inc., (2)	(13,750)
	Total Internet Software & Services	(33,169)
	IT Services – (2.2)%

(237)	Global Payments Inc.	(10,997)

22	Nuveen Investments

Shares	Description (1)	Value
	IT Services (continued)

(597)	SAIC, Inc.	$(8,919)

(73)	Visa Inc.	(12,298)
	Total IT Services	(32,214)
	Life Sciences Tools & Services – (1.4)%

(213)	Illumina, Inc., (2)	(13,779)

(72)	Waters Corporation, (2)	(6,653)
	Total Life Sciences Tools & Services	(20,432)
	Machinery – (4.0)%

(161)	Caterpillar Inc.	(13,632)

(168)	Deere & Company	(15,002)

(312)	PACCAR Inc.	(15,531)

(286)	Pentair Limited	(15,544)
	Total Machinery	(59,709)
	Marine – (1.0)%

(196)	Kirby Corporation, (2)	(14,678)
	Media – (3.3)%

(708)	Dreamworks Animation SKG Inc., (2)	(13,650)

(320)	EchoStar Corporation	(12,541)

(259)	John Wiley and Sons Inc., Class A	(9,886)

(956)	Pandora Media, Inc., (2)	(13,317)
	Total Media	(49,394)
	Metals & Mining – (4.8)%

(1,366)	Allied Nevada Gold Corp., (2)	(14,616)

(310)	Carpenter Technology Inc.	(13,938)

(700)	Cliffs Natural Resources Inc.	(14,938)

(1,610)	Molycorp, Inc., (2)	(9,402)

(271)	Newmont Mining Corporation	(8,780)

(170)	Royal Gold, Inc.	(9,449)
	Total Metals & Mining	(71,123)
	Multiline Retail – (2.8)%

(232)	Family Dollar Stores, Inc.	(14,238)

(826)	J.C. Penney Company, Inc.	(13,563)

(298)	Kohl’s Corporation	(14,024)
	Total Multiline Retail	(41,825)
	Oil, Gas & Consumable Fuels – (6.2)%

(502)	Cobalt International Energy, Inc., (2)	(14,026)

(463)	CONSOL Energy Inc.	(15,575)

(159)	Continental Resources, Inc., (2)	(12,707)

(345)	Golar LNG Limited	(11,530)

(370)	Kinder Morgan, Inc.	(14,467)

(183)	Range Resources Corporation	(13,454)

(351)	Spectra Energy Corporation	(11,067)
	Total Oil, Gas & Consumable Fuels	(92,826)
	Professional Services – (0.9)%

(177)	Towers Watson & Company, Class A Shares	(12,907)

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Equity Long/Short Fund (continued)

April 30, 2013

Shares	Description (1)	Value
	Real Estate Investment Trust – (2.1)%

(158)	American Campus Communities Inc.	$(7,053)

(60)	AvalonBay Communities, Inc.	(7,982)

(50)	Essex Property Trust Inc.	(7,853)

(121)	Macerich Company	(8,476)
	Total Real Estate Investment Trust	(31,364)
	Real Estate Management & Development – (0.5)%

(225)	Alexander & Baldwin Inc., (2)	(7,664)
	Road & Rail – (4.1)%

(393)	Con-way, Inc.	(13,283)

(700)	Hertz Global Holdings, Inc., (2)	(16,856)

(148)	Kansas City Southern Industries	(16,142)

(268)	Ryder System, Inc.	(15,563)
	Total Road & Rail	(61,844)
	Semiconductors & Equipment – (2.3)%

(854)	Applied Materials, Inc.	(12,392)

(1,155)	Cypress Semiconductor Corporation	(11,654)

(1,181)	Micron Technology, Inc., (2)	(11,125)
	Total Semiconductors & Equipment	(35,171)
	Software – (3.8)%

(1,113)	Compuware Corporation, (2)	(13,356)

(170)	NetSuite Inc., (2)	(14,953)

(419)	ServiceNow, Inc., (2)	(17,157)

(3,412)	Zynga Inc., (2)	(10,884)
	Total Software	(56,350)
	Specialty Retail – (4.6)%

(476)	Aaron Rents Inc.	(13,666)

(341)	CarMax, Inc., (2)	(15,700)

(479)	Guess Inc.	(13,259)

(198)	Tiffany & Co.	(14,589)

(127)	Ulta Salon, Cosmetics & Fragrance, Inc.	(11,132)
	Total Specialty Retail	(68,346)
	Textiles, Apparel & Luxury Goods – (0.9)%

(240)	Deckers Outdoor Corporation, (2)	(13,229)
	Thrifts & Mortgage Finance – (2.5)%

(1,007)	Capitol Federal Financial, Inc.	(11,923)

(1,724)	Hudson City Bancorp, Inc.	(14,326)

(770)	New York Community Bancorp Inc.	(10,434)
	Total Thrifts & Mortgage Finance	(36,683)
	Trading Companies & Distributors – (1.0)%

(292)	GATX Corporation	(14,877)
	Total Common Stocks Sold Short (proceeds $1,466,682)	(1,530,241)
	Other Assets Less Liabilities – 5.1%	75,620
	Net Assets – 100%	$1,495,794

24	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,650,457	$—	$—	$2,650,457
Short-Term Investments:
Repurchase Agreements	—	299,958	—	299,958
Common Stocks Sold Short	(1,530,241)	—	—	(1,530,241)
Total	$1,120,216	$299,958	$—	$1,420,174

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments (excluding common stocks sold short), was $2,844,488.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short), as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$143,113
Depreciation	(37,186)
Net unrealized appreciation (depreciation) of investments	$105,927

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending. The total value of securities out on loan as of the end of the reporting period was $670,055.

ADR	American Depositary Receipt.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 97.0%

	Beverages – 3.0%

1,399,470	Coca-Cola Company	$59,239,565
	Capital Markets – 2.0%

148,876	BlackRock Inc.	39,675,454
	Commercial Banks – 4.3%

625,780	Cullen/Frost Bankers, Inc.	37,803,370

1,226,100	Wells Fargo & Company	46,567,278
	Total Commercial Banks	84,370,648
	Communications Equipment – 4.3%

718,800	Motorola Solutions Inc.	41,115,360

707,105	QUALCOMM, Inc.	43,571,810
	Total Communications Equipment	84,687,170
	Computers & Peripherals – 2.5%

108,934	Apple, Inc.	48,230,529
	Diversified Financial Services – 2.9%

1,155,305	JPMorgan Chase & Co.	56,621,498
	Diversified Telecommunication Services – 2.7%

1,429,065	AT&T Inc.	53,532,775
	Electric Utilities – 4.7%

375,300	ITC Holdings Corporation	34,610,166

689,145	NextEra Energy Inc.	56,530,564
	Total Electric Utilities	91,140,730
	Electrical Equipment – 2.1%

667,000	Eaton Corporation PLC	40,960,470
	Energy Equipment & Services – 2.6%

1,301,100	Seadrill Limited	50,079,339
	Food & Staples Retailing – 3.2%

1,077,100	CVS Caremark Corporation	62,665,678
	Food Products – 2.4%

641,600	McCormick & Company, Incorporated	46,156,704
	Gas Utilities – 2.2%

822,300	ONEOK, Inc.	42,233,328
	Health Care Equipment & Supplies – 1.9%

581,400	Covidien PLC	37,116,576
	Hotels, Restaurants & Leisure – 2.5%

710,300	YUM! Brands, Inc.	48,385,636
	Household Durables – 2.0%

332,936	Whirlpool Corporation	38,047,926
	Insurance – 2.0%

429,200	ACE Limited	38,258,888
	IT Services – 7.0%

562,300	Accenture Limited, Class A Shares	45,793,712

1,041,100	Fidelity National Information Services	43,778,255

234,735	International Business Machines Corporation (IBM)	47,543,227
	Total IT Services	137,115,194

26	Nuveen Investments

Shares	Description (1)			Value
	Machinery – 1.6%

363,600	Caterpillar Inc.			$30,786,012
	Media – 2.5%

523,200	Time Warner Cable, Class A			49,123,248
	Metals & Mining – 2.4%

1,416,369	Southern Copper Corporation			47,207,579
	Oil, Gas & Consumable Fuels – 9.1%

457,710	Chevron Corporation			55,845,197

1,027,350	Kinder Morgan, Inc.			40,169,385

624,700	Phillips 66			38,075,465

627,885	Royal Dutch Shell PLC, Class A, Sponsored ADR			42,677,343
	Total Oil, Gas & Consumable Fuels			176,767,390
	Pharmaceuticals – 8.7%

1,366,357	AbbVie Inc.			62,920,740

247,400	Novo-Nordisk A/S, Sponsored ADR			43,698,262

2,173,100	Pfizer Inc.			63,172,017
	Total Pharmaceuticals			169,791,019
	Road & Rail – 2.5%

328,800	Union Pacific Corporation			48,649,248
	Semiconductors & Equipment – 2.3%

1,212,390	Microchip Technology Incorporated			44,155,244
	Software – 2.6%

1,532,600	Microsoft Corporation			50,729,060
	Specialty Retail – 2.6%

1,294,800	Lowe’s Companies, Inc.			49,746,216
	Textiles, Apparel & Luxury Goods – 2.8%

306,575	VF Corporation			54,637,797
	Tobacco – 5.6%

1,301,135	Lorillard Inc.			55,805,680

561,275	Philip Morris International			53,652,277
	Total Tobacco			109,457,957
	Total Common Stocks (cost $1,613,411,040)			1,889,568,878

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.8%

$54,390	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $54,390,165, collateralized by $35,420,000 U.S. Treasury Bonds, 8.125%, due 5/15/21, value $55,484,615	0.010%	5/01/13	$54,390,150
	Total Short-Term Investments (cost $54,390,150)			54,390,150
	Total Investments (cost $1,667,801,190) – 99.8%			1,943,959,028
	Other Assets Less Liabilities – 0.2%			4,264,897
	Net Assets – 100%			$1,948,223,925

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

April 30, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,889,568,878	$—	$—	$1,889,568,878
Short-Term Investments:
Repurchase Agreements	—	54,390,150	—	54,390,150
Total	$1,889,568,878	$54,390,150	$—	$1,943,959,028

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $1,671,155,579.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$292,329,397
Depreciation	(19,525,948)
Net unrealized appreciation (depreciation) of investments	$272,803,449

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Dividend Growth Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 96.4%

	Aerospace & Defense – 1.9%

1,414	Safran SA, WI/DD	$69,440
	Automobiles – 2.3%

1,551	DaimlerChrysler AG	85,819
	Commercial Banks – 9.4%

1,594	Bank of Montreal	99,960

29,200	BOC Hong Kong Holdings Limited	100,279

4,358	Westpac Banking Corporation	152,705
	Total Commercial Banks	352,944
	Communications Equipment – 1.6%

988	QUALCOMM, Inc.	60,881
	Computers & Peripherals – 1.2%

101	Apple, Inc.	44,718
	Containers & Packaging – 2.6%

9,409	Amcor Limited	96,470
	Diversified Telecommunication Services – 12.1%

2,561	AT&T Inc.	95,935

2,293	CenturyLink Inc.	86,148

119,125	HKT Trust and HKT Limited	124,956

28,199	Telstra Corporation Limited	145,585
	Total Diversified Telecommunication Services	452,624
	Electric Utilities – 7.1%

962	NextEra Energy Inc.	78,913

2,736	PPL Corporation	91,328

3,850	Scottish and Southern Energy PLC	93,115
	Total Electric Utilities	263,356
	Energy Equipment & Services – 3.1%

3,041	Seadrill Limited	117,048
	Gas Utilities – 1.9%

1,399	ONEOK, Inc.	71,853
	Hotels, Restaurants & Leisure – 2.0%

5,798	Compass Group PLC	76,284
	Household Durables – 1.0%

315	Whirlpool Corporation	35,998
	IT Services – 2.1%

953	Accenture Limited, Class A Shares	77,612
	Machinery – 3.1%

8,100	Kubota Corporation	116,076
	Metals & Mining – 2.7%

3,000	Southern Copper Corporation	99,990
	Multi-Utilities – 2.3%

14,905	Centrica PLC	85,896
	Oil, Gas & Consumable Fuels – 7.8%

2,794	Kinder Morgan, Inc.	109,245

2,759	Royal Dutch Shell PLC, Class B Shares	96,557

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

April 30, 2013

Shares	Description (1)			Value
	Oil, Gas & Consumable Fuels (continued)

1,681	Total SA, WI/DD			$84,722
	Total Oil, Gas & Consumable Fuels			290,524
	Personal Products – 1.5%

313	L’Oreal, WI/DD			55,813
	Pharmaceuticals – 10.5%

1,968	AbbVie Inc.			90,626

4,187	GlaxoSmithKline PLC			107,997

3,712	Pfizer Inc.			107,908

789	Sanofi S.A., WI/DD			86,472
	Total Pharmaceuticals			393,003
	Professional Services – 1.8%

3,852	Experian PLC			67,733
	Road & Rail – 2.1%

518	Union Pacific Corporation			76,643
	Semiconductors & Equipment – 1.7%

1,754	Microchip Technology Incorporated			63,881
	Thrifts & Mortgage Finance – 5.4%

7,292	New York Community Bancorp Inc.			98,807

7,798	People’s United Financial, Inc.			102,622
	Total Thrifts & Mortgage Finance			201,429
	Tobacco – 4.1%

2,055	Lorillard Inc.			88,139

690	Philip Morris International			65,957
	Total Tobacco			154,096
	Trading Companies & Distributors – 2.1%

6,325	Itochu Corporation, WI/DD			78,183
	Wireless Telecommunication Services – 3.0%

37,345	Vodafone Group PLC			113,815
	Total Common Stocks (cost $3,240,398)			3,602,129

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%

$133	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $132,567, collateralized by $90,000 U.S. Treasury Bonds, 8.125%, due 5/15/21, value $140,983	0.010%	5/01/13	$132,566
	Total Short-Term Investments (cost $132,566)			132,566
	Total Investments (cost $3,372,964) – 99.9%			3,734,695
	Other Assets Less Liabilities – 0.1%			3,791
	Net Assets – 100%			$3,738,486

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

30	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,602,129	$—	$—	$3,602,129
Short-Term Investments:
Repurchase Agreements	—	132,566	—	132,566
Total	$3,602,129	$132,566	$—	$3,734,695

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $3,372,965.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$372,387
Depreciation	(10,657)
Net unrealized appreciation (depreciation) of investments	$361,730

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Dividend Growth Fund

April 30, 2013

Shares	Description (1)	Value
	Aerospace & Defense – 3.0%

900	Safran SA	$44,198
	Automobiles – 2.3%

605	DaimlerChrysler AG	33,476
	Beverages – 3.9%

810	Heineken NV	57,198
	Chemicals – 7.7%

236	Linde AG	44,631

162	Syngenta AG, ADR	69,239
	Total Chemicals	113,870
	Commercial Banks – 13.1%

14,000	BOC Hong Kong Holdings Limited	48,079

4,130	HSBC Holdings PLC	45,132

455	Toronto-Dominion Bank	37,301

1,780	Westpac Banking Corporation	62,372
	Total Commercial Banks	192,884
	Electric Utilities – 2.3%

635	Red Electrica Corporacion SA	33,777
	Electrical Equipment – 3.3%

2,185	ABB Limited	49,467
	Energy Equipment & Services – 2.8%

1,885	Tenaris SA	41,804
	Food Products – 3.0%

580	Groupe Danone	44,310
	Health Care Providers & Services – 2.9%

620	Fresenius Medical Care AG & Co. KGaA, ADR	42,785
	Hotels, Restaurants & Leisure – 3.2%

3,625	Compass Group PLC	47,694
	Industrial Conglomerates – 3.0%

690	Jardine Matheson Holdings Limited	44,802
	Machinery – 2.9%

3,000	Kubota Corporation	42,991
	Media – 5.4%

1,815	Pearson PLC	33,014

2,855	WPP Group PLC	47,186
	Total Media	80,200
	Metals & Mining – 3.4%

1,460	BHP Billiton PLC, ADR	49,494
	Office Electronics – 1.7%

700	Canon Inc.	25,096
	Oil, Gas & Consumable Fuels – 4.4%

2,100	BG Group PLC	35,377

575	Total SA	28,980
	Total Oil, Gas & Consumable Fuels	64,357
	Personal Products – 3.0%

250	L’Oreal	44,579

32	Nuveen Investments

Shares	Description (1)	Value
	Pharmaceuticals – 11.9%

320	Merck KGaA	$48,717

680	Novartis AG, Sponsored ADR	50,499

434	Novo Nordisk A/S	76,127
	Total Pharmaceuticals	175,343
	Professional Services – 2.9%

2,400	Experian PLC	42,201
	Software – 3.5%

650	SAP AG	51,626
	Trading Companies & Distributors – 2.3%

2,800	Itochu Corporation	34,610
	Wireless Telecommunication Services – 5.7%

950	Softbank Corporation	47,020

12,375	Vodafone Group PLC	37,715
	Total Wireless Telecommunication Services	84,735
	Total Investments (cost $1,169,523) – 97.6%	1,441,497
	Other Assets Less Liabilities – 2.4%	35,216
	Net Assets – 100%	$1,476,713

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,441,497	$—	$—	$1,441,497

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Dividend Growth Fund (continued)

April 30, 2013

As of April 30, 2013, the cost of investments was $1,169,522.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$280,696
Depreciation	(8,721)
Net unrealized appreciation (depreciation) of investments	$271,975

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

34	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 91.8%

	Capital Markets – 4.7%

726,445	EFG – Hermes Holdings	$1,048,666

274,997	GP Investments Ltd., BDR, (2)	672,116

11,381	Mirae Asset Securities Company Limited	475,371
	Total Capital Markets	2,196,153
	Chemicals – 2.6%

66,600	Fertilizantes Heringer S.A., (2)	384,471

315,653	United Phosphorus Limited	830,219
	Total Chemicals	1,214,690
	Commercial Banks – 11.9%

63,900	Arab Bank PLC	641,934

36,483	Banco Marco SA, ADR (2)	581,539

128,100	Banco Santander S.A.	939,261

56,432	Bank of Baroda	731,076

227,120	Kazkommertsbank, 144A, GDR, (2)	474,908

41,930	KB Financial Group Inc.	1,370,635

43,169	Sberbank of Russia, Sponsored ADR, (3)	555,153

102,100	Sberbank of Russia, PFD	178,675

8,374	Sberbank of Russia, GRD	107,690
	Total Commercial Banks	5,580,871
	Construction & Engineering – 1.0%

193,470	Murray & Roberts Holdings Limited, (2)	473,676
	Construction Materials – 3.3%

764,500	Asia Cement China Holdings Corporation	423,619

235,500	India Cements Limited, 144A, GDR, Reg S	365,261

355,164	India Cements Limited	552,441

682,000	Luks Group (Vietnam Holdings) Company Limited	179,285
	Total Construction Materials	1,520,606
	Diversified Telecommunication Services – 4.8%

44,150	KT Corporation, Sponsored ADR	717,879

461,242	Telecom Egypt SAE	841,434

482,947	Telkom SA Ltd, (2)	688,886
	Total Diversified Telecommunication Services	2,248,199
	Electric Utilities – 5.8%

157,700	Centrais Electricas Brasileiras SA, Electrobras, PFD B	823,674

36,520	Centrais Electricas Brasileiras SA, Electrobras	99,115

105,350,000	Federal Grid Company Unified Energy System JSC, (2), (3)	409,390

47,486	Pampa Energia S/A, Sponsored ADR, (2)	170,000

697,286	RusHydro, GDR	1,199,332
	Total Electric Utilities	2,701,511
	Food Products – 5.3%

160,808	Adecoagro SA, (2)	1,199,628

88,400	BrasilAgro, (2)	443,160

7,149	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	243,209

13,842	MHP SA, 144A, GDR, (2)	256,077

1,497,884	REI Agro Limited	326,685
	Total Food Products	2,468,759

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

April 30, 2013

Shares	Description (1)	Value
	Health Care Providers & Services – 0.4%

414,500	Faber Group Berhad	$205,717
	Hotels, Restaurants & Leisure – 0.5%

25,825	Orascom Development Holding AG, (2)	253,306
	Household Durables – 1.5%

181,100	Gafisa S.A, (2)	366,590

117,580	Oriental Weavers Company	355,576
	Total Household Durables	722,166
	Independent Power Producers & Energy Traders – 0.5%

88,300	NTPC Limited	256,992
	Industrial Conglomerates – 1.0%

261,000	Turk Sise ve Cam Fabrikalari SA	442,583
	Insurance – 2.3%

806,994	Cathay Financial Holding Company Limited	1,085,581
	Metals & Mining – 10.5%

63,077	AngloGold Ashanti Limited, Sponsored ADR	1,230,002

85,500	Banro Corporation, 144A	109,479

157,537	Banro Corporation, (2)	201,647

69,737	Banro Corporation, (2)	89,295

2,464,516	Eastern Platinum Limited, (2)	220,166

96,817	Gabriel Resources, Limited, (2)	174,904

46,825	Gold Fields Limited, Sponsored ADR	349,315

35,943	Impala Platinum Holdings Limited	490,509

64,702	Silver Standard Resources, Inc., (2)	461,972

160,345	Turquoise Hill Resources Limited, (2)	1,127,225

27,100	Vale S.A., PFD	442,106
	Total Metals & Mining	4,896,620
	Multiline Retail – 1.5%

252,198	Pantaloon Retail India Limited	681,110
	Oil, Gas & Consumable Fuels – 9.6%

407,350	Bankers Petroleum Limited, (2)	1,018,931

139,241	Gazprom OAO, Sponsored GDR	1,104,877

147,544	Petrobras Energia S.A., ADR	725,916

81,239	Petrobras Petroleo Brasileiro S.A., Sponsored ADR	1,622,342
	Total Oil, Gas & Consumable Fuels	4,472,066
	Pharmaceuticals – 7.9%

17,300	EGIS Pharmaceuticals PLC	1,366,789

7,493	Krka	491,422

21,690	Pharmstandard OJSC, 144A, GDR, (2)	453,538

3,704,500	United Laboratories International Holdings Ltd, (2)	1,389,161
	Total Pharmaceuticals	3,700,910
	Real Estate Management & Development – 5.2%

77,933	Cresud S.A., Sponsored ADR	684,252

606,000	Emaar Propoerties PJSC	925,581

28,874	IRSA Inversiones y Representaciones S.A., Sponsored ADR	248,894

42,585	Solidere, GDR, 144A, (3)	558,289
	Total Real Estate Management & Development	2,417,016

36	Nuveen Investments

Shares	Description (1)				Value
	Semiconductors & Equipment – 1.5%

515	Samsung Electronics Company Limited				$710,796
	Specialty Retail – 2.1%

63,300	Cashbuild Limited				917,033

46,245	Peter England Fashions & Retail Limited, (4)				71,453
	Total Specialty Retail				988,486
	Textiles Apparel & Luxury Goods – 0.1%

8,439,000	CHINA Hongxing Sports Limited, (2), (4)				49,262
	Tobacco – 0.6%

19,800	Eastern Tobacco Co.				274,118
	Wireless Telecommunication Services – 7.2%

101,500	Bharti AirTel Limited				598,261

51,500	China Mobile Limited				564,100

5,677	Millicom International Cellular S.A.				465,400

18,922	MTN Group Limited				341,138

133,263	NII Holdings Inc., (2)				1,159,388

11,949	TIM Participacoes S.A, ADR				249,257
	Total Wireless Telecommunication Services				3,377,544
	Total Common Stocks (cost $51,232,874)				42,938,738

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	SOVEREIGN DEBT – 1.2%

	Argentina – 1.2%

$768	Province of Buenos Aires, 144A	10.875%	1/26/21	B–	$545,280
$768	Total Sovereign Debt (cost $734,175)				545,280

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.4%

	Oil, Gas & Consumable Fuels – 0.4%

200 EUR	Magnolia Finance, Convertible to MOL Hungarian Oil & Gas	4.000%	3/20/16	B+	$203,469
	Total Convertible Bonds (cost $161,205)				203,469

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 1.4%

	Commercial Banks – 0.2%

$100	Ukraine Export-Import Bank Loan Participation with Credit Suisse International	8.400%	2/09/16	Caa1	$87,500
	Construction Materials – 0.3%

50 EUR	C10-Euro Capital Special Purpose Vehicle Ltd., Guaranteed by Cemex SAB de CV	6.277%	6/30/17	B+	52,283

100	Cemex C5 Capitol Special Purpose Vehicle Ltd., Series 2006, 144A	0.325%	12/31/49	B+	73,500
	Total Construction Materials				125,783
	Metals & Mining – 0.9%

561	Banro Corporation, 144A	10.000%	3/01/17	N/R	445,995
	Total Corporate Bonds (cost $738,575)				659,278

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

April 30, 2013

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 2.6%

	Household Durables – 2.6%

47,280	LG Electronics Inc., PFD	0.000%	N/R	$1,174,165
	Total $25 Par (or Similar) Retail Structures (cost $865,916)			1,174,165

Shares	Description (1)			Value
	WARRANTS – 0.0%

26,928	Banro Corporation, 144A			$2,693
	Total Warrants (cost $—)			2,693

Shares	Description (1)			Value
	EQUITY LINKED CERTIFICATES – 0.6% (7)

	Wireless Telecommunication Services – 0.6%

93,562	CLSA Asian Securities Program, Equity Linked Note, NTPC Limited, 144A			$271,591
	Total Equity Linked Certificates (cost $369,365)			271,591

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%

$385	Repurchase Agreement with State Street Bank, dated 04/30/13, repurchase price $385,382, collateralized by $395,000 U.S. Treasury Notes, 0.250%, due 8/31/14, value $395,596	0.010%	5/01/13	$385,381
	Total Short-Term Investments (cost $385,381)			385,381
	Total Investments (cost $54,487,491) – 98.8%			46,180,595
	Other Assets Less Liabilities – 1.2%			576,492
	Net Assets – 100%			$46,757,087

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

38	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$41,295,190	$1,522,833	$120,715	$42,938,738
Sovereign Debt	—	545,280	—	545,280
Convertible Bonds	—	203,469	—	203,469
Corporate Bonds	—	659,278	—	659,278
$25 Par (or Similar) Retail Structures	1,174,165	—	—	1,174,165
Warrants	—	2,693	—	2,693
Equity Linked Certificates	—	271,591	—	271,591
Short-Term Investments:
Repurchase Agreements	—	385,381	—	385,381
Total	$42,469,355	$3,590,525	$120,715	$46,180,595

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $61,578,963.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$2,891,047
Depreciation	(18,289,415)
Net unrealized appreciation (depreciation) of investments	$(15,398,368)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	Equity Linked Certificates provide the price appreciation or depreciation of a single stock; used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process. Similar to an ADR, except that a third party (not the equity issuer) is responsible for paying stock returns under the note.

N/R	Not Rated.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

BDR	Brazilian Depositary Receipt.

GDR	Global Depositary Receipt.

EUR	Euro.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 96.4%

	Aerospace & Defense – 0.6%

368,400	Finmeccanica SPA, (2)	$1,917,370
	Air Freight & Logistics – 1.1%

472,653	TNT Express NV	3,631,435
	Airlines – 1.8%

417,700	Southwest Airlines Co.	5,722,490
	Automobiles – 1.6%

168,600	General Motors Company, (2)	5,199,624
	Capital Markets – 5.5%

112,227	Credit Suisse Group, Sponsored ADR	3,229,893

1,375,000	EFG – Hermes Holdings	1,984,894

166,000	Gucco Group Limited	1,981,908

397,499	UBS AG, (2)	7,071,507

766,000	Uranium Participation Corporation, (2)	3,657,214
	Total Capital Markets	17,925,416
	Chemicals – 1.0%

53,033	Mosaic Company	3,266,302
	Commercial Banks – 5.0%

711,124	Banco Santander Basil S.A., ADR (2)	5,276,540

166,864	KB Financial Group Inc., ADR	5,473,139

1,054,300	Sumitomo Mitsui Trust Holdings Inc.	5,288,534
	Total Commercial Banks	16,038,213
	Commercial Services & Supplies – 0.6%

431,526	Cape PLC	1,999,202
	Communications Equipment – 0.9%

146,628	Cisco Systems, Inc.	3,067,458
	Computers & Peripherals – 1.6%

92,730	Western Digital Corporation	5,126,114
	Diversified Financial Services – 1.0%

412,000	ING Groep N.V., ADR, (2)	3,382,520
	Diversified Telecommunication Services – 6.5%

146,400	Nippon Telegraph and Telephone Corporation	7,246,038

1,600,000	Telecom Egypt SAE	2,918,845

10,556,110	Telecom Italia S.p.A.	7,340,187

151,051	Vivendi Universal S.A.	3,421,539
	Total Diversified Telecommunication Services	20,926,609
	Electric Utilities – 6.7%

787,148	Centrais Electricas Brasileiras SA, PFD B ADR	4,069,555

344,300	Electricite de France S.A.	7,694,640

130,259	Exelon Corporation	4,886,015

2,842,500	RusHydro, GDR	4,889,100
	Total Electric Utilities	21,539,310
	Electrical Equipment – 1.1%

230,356	Areva S.A., (2)	3,487,209

40	Nuveen Investments

Shares	Description (1)	Value
	Electronic Equipment & Instruments – 4.0%

394,545	Corning Incorporated	$5,720,903

236,445	Ingram Micro, Inc., Class A, (2)	4,211,085

61,750	Tech Data Corporation, (2)	2,885,578
	Total Electronic Equipment & Instruments	12,817,566
	Energy Equipment & Services – 1.7%

423,700	Weatherford International Ltd, (2)	5,419,123
	Food & Staples Retailing – 3.5%

110,000	Carrefour S.A.	3,259,452

143,000	Kroger Co.	4,916,340

557,028	Tesco PLC	3,168,147
	Total Food & Staples Retailing	11,343,939
	Food Products – 5.4%

518,000	Adecoagro SA, (2)	3,864,280

87,000	Archer-Daniels-Midland Company	2,952,780

94,000	Bunge Limited	6,787,740

154,117	Tyson Foods, Inc., Class A	3,795,902
	Total Food Products	17,400,702
	Health Care Technology – 1.0%

225,000	Allscripts Healthcare Solutions Inc., (2)	3,114,000
	Insurance – 4.9%

246,974	American International Group, (2)	10,229,662

209,900	MS&AD Insurance Group Holdings	5,617,573
	Total Insurance	15,847,235
	IT Services – 1.3%

289,000	SAIC, Inc.	4,317,660
	Machinery – 1.5%

942,000	Japan Steel Works Limited	4,773,534
	Marine – 0.9%

149,000	Stolt-Nielsen Ltd.	3,074,829
	Metals & Mining – 10.5%

178,900	AngloGold Ashanti Limited, Sponsored ADR	3,488,550

1,180,000	Banro Corporation, Private Stock, 144A	1,510,943

756,000	Banro Corporation, (2)	967,680

370,200	Barrick Gold Corporation	7,296,642

10,348,000	Eastern Platinum Limited, (2)	924,433

897,500	Gabriel Resources, Limited, (2)	1,621,371

951,000	Kinross Gold Corporation	5,173,440

160,000	Newcrest Mining Limited	2,788,309

125,965	Newmont Mining Corporation	4,081,266

478,587	NovaGold Resources Inc., (2)	1,182,110

679,200	Turquoise Hill Resources Limited, (2)	4,774,776

1,630,131	Village Main Reef Limited	121,713
	Total Metals & Mining	33,931,233

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2013

Shares	Description (1)			Value
	Oil, Gas & Consumable Fuels – 12.6%

110,100	Apache Corporation			$8,134,188

562,500	Arch Coal Inc.			2,728,125

1,589,218	Bankers Petroleum Limited, (2)			3,975,214

382,300	Cameco Corporation			7,458,673

97,900	CONSOL Energy Inc.			3,293,356

833,247	ERG S.P.A.			7,977,698

382,444	Gazprom OAO, Sponsored GDR			3,034,693

208,000	Peabody Energy Corporation			4,172,480
	Total Oil, Gas & Consumable Fuels			40,774,427
	Pharmaceuticals – 6.4%

30,400	EGIS Pharmaceuticals PLC			2,401,756

82,500	Ipsen S.A.			2,947,088

47,712	Novartis AG			3,543,250

210,100	Tanabe Seiyaku Company Limited			3,191,856

225,017	Teva Pharmaceutical Industries Holdings Ltd, ADR			8,615,901
	Total Pharmaceuticals			20,699,851
	Real Estate Management & Development – 0.7%

163,185	Solidere, GDR, 144A, (3)			2,139,355
	Specialty Retail – 3.7%

58,270	Advance Auto Parts, Inc.			4,887,688

270,000	Best Buy Co., Inc.			7,017,300
	Total Specialty Retail			11,904,988
	Textiles, Apparel & Luxury Goods – 0.0%

31,950,000	China Hongxing Sports Limited, (2), (4)			186,507
	Trading Companies & Distributors – 1.1%

255,700	Mitsui & Company Limited			3,509,531
	Transportation Infrastructure – 0.8%

263,000	Kamigumi Company Limited			2,460,440
	Wireless Telecommunication Services – 1.4%

524,400	NII Holdings Inc., (2)			4,562,280
	Total Common Stocks (cost $334,787,826)			311,506,472

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 0.6%

	Household Durables – 0.6%

77,800	LG Electronics Inc. PFD	0.000%	N/R	$1,932,108
	Total $25 Par (or Similar) Retail Structures (cost $2,162,865)			1,932,108
	Total Investments (cost $336,950,691) – 97.0%			313,438,580
	Other Assets Less Liabilities – 3.0%			9,776,256
	Net Assets – 100%			$323,214,836

42	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$309,180,610	$2,139,355	$186,507	$311,506,472
$25 Par (or similar) Retail Structures	1,932,108	—	—	1,932,108
Total	$311,112,718	$2,139,355	$186,507	$313,438,580

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $344,746,072.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$42,658,796
Depreciation	(73,966,288)
Net unrealized appreciation (depreciation) of investments	$(31,307,492)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not Rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 94.7%

	Capital Markets – 2.9%

189,245	Uranium Participation Corporation, (2)	$903,537
	Chemicals – 10.6%

74,000	Chugoku Marine Paints Limited	372,714

51,200	Fertilizantes Heringer S.A., (2)	295,569

10,313	Koninklijke DSM NV	664,553

6,120	Mosaic Company	376,931

14,405	Potash Corporation of Saskatchewan	606,451

382,193	United Phosphorus Limited	1,005,230
	Total Chemicals	3,321,448
	Commercial Services & Supplies – 1.4%

94,370	Cape PLC	437,204
	Electric Utilities – 3.8%

70,240	Centrais Electricas Brasileiras S.A., PFD B	366,866

13,855	Electricite de France S.A.	309,641

306,788	RusHydro, GDR	527,675
	Total Electric Utilities	1,204,182
	Electrical Equipment – 1.6%

32,726	Areva S.A., (2)	495,418
	Energy Equipment & Services – 5.7%

18,849	Superior Energy Services, Inc., (2)	520,044

98,944	Weatherford International Ltd, (2)	1,265,494
	Total Energy Equipment & Services	1,785,538
	Food Products – 11.3%

105,325	Adecoagro S.A., (2)	785,725

9,443	Archer-Daniels-Midland Company	320,495

113,900	BrasilAgro, Companhia Brasileira de Propriedades Agricoles (2)	570,994

10,010	Bunge Limited	722,822

9,247	MHP S.A., 144A, GDR (2)	171,070

665,437	REI Agro Limited	145,130

16,881	Smithfield Foods, Inc., (2)	432,154

15,670	Tyson Foods, Inc., Class A	385,952
	Total Food Products	3,534,342
	Machinery – 3.0%

122,000	Japan Steel Works Limited	618,228

6,666	Vallourec SA	320,382
	Total Machinery	938,610
	Metals & Mining – 20.5%

65,890	Alcoa Inc.	560,065

33,163	AngloGold Ashanti Limited, Sponsored ADR	646,679

103,162	Banro Corporation, Private Stock, 144A	132,095

378,038	Banro Corporation, (2)	483,889

44,457	Barrick Gold Corporation	876,247

3,742,914	Eastern Platinum Limited, (2)	334,371

15,574	Freeport-McMoRan Copper & Gold, Inc.	473,917

44	Nuveen Investments

Shares	Description (1)			Value
	Metals & Mining (continued)

51,449	Gabriel Resources, Limited, (2)			$92,945

19,592	Impala Platinum Holdings Limited			267,369

116,486	Kinross Gold Corporation			633,684

106,360	NovaGold Resources Inc., (2)			262,709

585,994	Saint Barbara Limited			364,500

59,225	Silver Standard Resources, Inc., (2)			422,867

121,184	Turquoise Hill Resources Limited, (2)			851,924
	Total Metals & Mining			6,403,261
	Oil, Gas & Consumable Fuels – 30.3%

15,134	Apache Corporation			1,118,100

63,323	Arch Coal Inc.			307,117

378,309	Bankers Petroleum Limited, (2)			946,289

49,885	Cameco Corporation			973,256

18,370	CONSOL Energy Inc.			617,967

8,001	Devon Energy Corporation			440,535

95,584	ERG S.P.A			915,143

31,895	Peabody Energy Corporation			639,814

128,249	Petrobras Argentina S.A., ADR			630,985

21,491	Royal Dutch Shell PLC, Class B Shares			752,120

211,579	Saras SpA, (2)			281,704

12,624	Suncor Energy, Inc.			393,237

72,255	Talisman Energy Inc.			859,111

12,299	Total SA, Sponsored ADR			617,900
	Total Oil, Gas & Consumable Fuels			9,493,278
	Paper & Forest Products – 1.3%

5,721	Domtar Corporation			397,667
	Real Estate Management & Development – 2.3%

81,899	Cresud S.A., Sponsored ADR			719,073
	Total Common Stocks (cost $37,956,276)			29,633,558

Shares	Description (1)			Value
	WARRANTS – 0.0%

	Metals & Mining – 0.0%

75,504	Banro Corporation, 144A			$7,550
	Total Warrants (cost $—)			7,550

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.4%

$1,687	Repurchase Agreement with State Street Bank, dated 04/30/13, repurchase price $1,686,751, collateralized by $1,685,000 U.S. Treasury Notes, 1.000%, due 3/31/17, value $1,721,266	0.010%	5/01/13	$1,686,750
	Total Short-Term Investments (cost $1,686,750)			1,686,750
	Total Investments (cost $39,643,026) – 100.1%			31,327,858
	Other Assets Less Liabilities – (0.1)%			(30,594)
	Net Assets – 100%			$31,297,264

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

April 30, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$29,633,558	$—	$—	$29,633,558
Warrants	—	7,550	—	7,550
Short-Term Investments:
Repurchase Agreements	—	1,686,750	—	1,686,750
Total	$29,633,558	$1,694,300	$—	$31,327,858

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $48,493,272.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$1,554,150
Depreciation	(18,719,564)
Net unrealized appreciation (depreciation) of investments	$(17,165,414)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

46	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 98.9%

	Aerospace & Defense – 2.8%

830,326	Finmeccanica SPA	$4,321,505

150,791	Thales S.A.	6,549,310
	Total Aerospace & Defense	10,870,815
	Air Freight & Logistics – 1.5%

772,336	TNT Express NV	5,933,926
	Automobiles – 1.7%

59,140	Toyota Motor Corporation, Sponsored ADR	6,877,982
	Capital Markets – 2.6%

572,095	UBS AG, (2)	10,177,570
	Chemicals – 1.1%

68,001	Koninklijke DSM NV	4,381,875
	Commercial Banks – 4.2%

675,626	Banco Santander Brasil S.A., ADR (2)	5,013,145

151,063	KB Financial Group Inc., ADR	4,954,866

1,290,000	Sumitomo Mitsui Trust Holdings Inc.	6,470,842
	Total Commercial Banks	16,438,853
	Commercial Services & Supplies – 2.1%

842,000	Dai Nippon Printing Co., Ltd.	8,231,277
	Communications Equipment – 1.5%

488,377	Telefonaktiebolget, LM Ericsson Sponsored ADR	6,011,921
	Diversified Financial Services – 2.3%

1,121,707	ING Groep N.V., (2)	9,206,113
	Diversified Telecommunication Services – 8.1%

257,254	Belgacom S.A.	5,928,839

441,587	Nippon Telegraph and Telephone Corporation, ADR	10,982,269

15,138,450	Telecom Italia S.p.A.	10,526,520

199,826	Vivendi Universal S.A	4,526,368
	Total Diversified Telecommunication Services	31,963,996
	Electric Utilities – 2.4%

111,652	Centrais Electricas Brasileiras SA, Electrobras, PFD B ADR	577,241

749,565	Centrais Electricas Brasileiras SA, Electrobras	2,034,306

298,992	Electricite de France S.A.	6,682,067
	Total Electric Utilities	9,293,614
	Electrical Equipment – 4.7%

141,300	Alstom S.A.	5,798,412

239,131	Areva S.A., (2)	3,620,048

165,400	Mabuchi Motor Company Limited	8,941,458
	Total Electrical Equipment	18,359,918
	Electronic Equipment & Instruments – 1.5%

283,100	FUJIFILM Holdings Corp.	5,802,265
	Energy Equipment & Services – 1.5%

472,255	Weatherford International Ltd, (2)	6,040,141

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2013

Shares	Description (1)	Value
	Food & Staples Retailing – 4.6%

411,187	Carrefour S.A.	$12,184,041

157,100	Seven & I Holdings Co. Ltd.	6,027,122
	Total Food & Staples Retailing	18,211,163
	Household Durables – 2.6%

569,900	Panasonic Corporation	4,144,834

397,000	Sekisui House, Ltd.	5,949,808
	Total Household Durables	10,094,642
	Industrial Conglomerates – 2.0%

76,643	Siemens AG	8,004,148
	Insurance – 9.6%

598,732	Aegon N.V.	4,029,237

186,057	Ageas	6,816,675

54,510	Allianz SE	8,043,730

189,499	Axis Capital Holdings Limited	8,457,340

390,000	MS&AD Insurance Group Holdings	10,437,606
	Total Insurance	37,784,588
	Internet & Catalog Retail – 1.3%

2,138,881	Home Retail Group	5,176,347
	Machinery – 2.4%

677,000	Japan Steel Works Limited	3,430,661

125,183	Vallourec S.A.	6,016,559
	Total Machinery	9,447,220
	Media – 1.6%

277,603	Wolters Kluwer NV	6,141,902
	Metals & Mining – 7.1%

331,251	AngloGold Ashanti Limited, Sponsored ADR	6,459,395

416,784	Barrick Gold Corporation	8,214,813

1,131,480	Kinross Gold Corporation	6,155,251

415,684	Newcrest Mining Limited	7,244,096
	Total Metals & Mining	28,073,555
	Oil, Gas & Consumable Fuels – 8.7%

465,651	Cameco Corporation	9,084,851

444,178	ERG S.P.A.	4,252,662

704,799	Gazprom OAO, Sponsored GDR	5,592,580

121,858	Royal Dutch Shell PLC, Class B, ADR	8,504,470

593,476	Talisman Energy Inc.	7,056,430
	Total Oil, Gas & Consumable Fuels	34,490,993
	Personal Products – 1.8%

505,500	Shiseido Company, Limited	7,228,466
	Pharmaceuticals – 9.4%

236,600	Daiichi Sankyo Company Limited	4,623,511

367,838	GlaxoSmithKline PLC	9,487,783

248,300	Mitsubishi Tanabe Pharmaceuticals	3,772,194

81,823	Sanofi S.A.	8,967,524

268,515	Teva Pharmaceutical Industries Limited, Sponsored ADR	10,281,439
	Total Pharmaceuticals	37,132,451

48	Nuveen Investments

Shares	Description (1)			Value
	Professional Services – 1.0%

74,653	Manpower Inc.			$3,968,553
	Semiconductors & Equipment – 1.4%

161,900	Rohm Company Limited			5,704,739
	Software – 1.4%

51,200	Nintendo Co., Ltd.			5,672,257
	Textiles, Apparel & Luxury Goods – 1.6%

570,000	Wacoal Holdings Corporation			6,285,582
	Wireless Telecommunication Services – 4.4%

421,581	SK Telecom Company Limited, ADR			8,216,613

2,952,811	Vodafone Group PLC			8,999,200
	Total Wireless Telecommunication Services			17,215,813
	Total Common Stocks (cost $363,444,676)			390,222,685

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%

$8,285	Repurchase Agreement with State Street Bank, dated 04/30/13, repurchase price $8,285,419, collateralized by $5,395,000 U.S. Treasury Notes, 8.125%, due 5/15/21, value $8,451,143	0.010%	5/01/13	$8,285,416
	Total Short-Term Investments (cost $8,285,416)			8,285,416
	Total Investments (cost $371,730,092) – 101.0%			398,508,101
	Other Assets Less Liabilities – (1.0)%			(4,022,672)
	Net Assets – 100%			$394,485,429

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$390,222,685	$—	$—	$390,222,685
Short-Term Investments:
Repurchase Agreements	—	8,285,416	—	8,285,416
Total	$390,222,685	$8,285,416	$—	$398,508,101

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2013

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $393,825,845.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$64,164,430
Depreciation	(59,482,174)
Net unrealized appreciation (depreciation) of investments	$4,682,256

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

50	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 94.5%

	Automobiles – 1.4%

652	Toyota Motor Corporation, Sponsored ADR	$75,828
	Beverages – 4.4%

5,900	Coca Cola West Holdings Company Ltd.	109,727

7,000	Kirin Holdings Co. Ltd.	122,573
	Total Beverages	232,300
	Building Products – 1.6%

3,800	Lixil Group Corporation	85,328
	Capital Markets – 1.2%

7,000	Daiwa Securities Group Inc.	61,969
	Chemicals – 2.4%

25,000	Chugoku Marine Paints Limited	125,917
	Commercial Banks – 3.8%

11,000	77 Bank Limited	65,333

27,000	Sumitomo Mitsui Trust Holdings Inc.	135,436
	Total Commercial Banks	200,769
	Commercial Services & Supplies – 6.7%

8,000	Dai Nippon Printing Co., Ltd.	78,207

5,100	Duskin Company Limited	103,481

1,900	Secom Company	106,027

9,000	Toppan Printing Company Limited	68,503
	Total Commercial Services & Supplies	356,218
	Construction & Engineering – 2.0%

17,000	Obayashi Corporation	104,457
	Containers & Packaging – 1.5%

5,900	Toyo Seikan Kaisha Ltd.	80,737
	Diversified Telecommunication Services – 2.4%

5,208	Nippon Telegraph and Telephone Corporation, ADR	129,523
	Electrical Equipment – 5.6%

10,500	Futaba Corporation	146,161

2,800	Mabuchi Motor Company Limited	151,367
	Total Electrical Equipment	297,528
	Electronic Equipment & Instruments – 5.8%

4,849	FUJIFILM Holdings Corp., ADR, (3)	99,695

800	Kyocera Corporation	81,325

700	Omron Corporation	22,080

16,100	Sanshin Electronics Company Limited	101,404
	Total Electronic Equipment & Instruments	304,504
	Food & Staples Retailing – 2.8%

3,800	Seven & I Holdings Co. Ltd.	145,787
	Food Products – 2.6%

5,000	Nippon Meat Packers Inc.	76,730

1,400	Nissin Foods Holdings Company Limited	62,758
	Total Food Products	139,488

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

April 30, 2013

Shares	Description (1)	Value
	Household Durables – 3.9%

13,890	Panasonic Corporation, Sponsored ADR	$99,730

7,000	Sekisui House, Ltd.	104,908
	Total Household Durables	204,638
	Insurance – 4.9%

5,800	MS&AD Insurance Group Holdings	155,226

4,200	NKSJ Holdings Inc.	106,330
	Total Insurance	261,556
	IT Services – 0.7%

2,200	TKC Corporation	38,907
	Leisure Equipment & Products – 1.4%

1,600	Sankyo Company Ltd.	72,873
	Machinery – 4.4%

12,000	Amada Company Limited	96,015

12,000	Japan Steel Works Limited	60,809

13,000	Organo Corporation	73,745
	Total Machinery	230,569
	Media – 3.1%

850	Hakuhodo DY Holdings Inc.	70,016

4,400	TV Asahi Corporation	91,760
	Total Media	161,776
	Oil, Gas & Consumable Fuels – 1.9%

18,700	JX Holdings Inc.	101,283
	Personal Products – 4.5%

2,900	KAO Corporation	100,251

9,800	Shiseido Company, Limited	140,136
	Total Personal Products	240,387
	Pharmaceuticals – 7.5%

1,500	Astellas Pharma Inc.	87,244

6,600	Daiichi Sankyo Company Limited	128,974

3,700	Kissei Pharmaceuticals Company Limited	80,236

6,600	Mitsubishi Tanabe Pharmaceuticals	100,268
	Total Pharmaceuticals	396,722
	Real Estate Management & Development – 1.7%

4,000	Daiwa House Industry Company Limited	90,352
	Road & Rail – 1.6%

500	East Japan Railway Company	42,160

900	West Japan Railway Company	43,484
	Total Road & Rail	85,644
	Semiconductors & Equipment – 2.3%

3,500	Rohm Company Limited	123,327
	Software – 2.3%

1,100	Nintendo Co., Ltd.	121,865
	Specialty Retail – 1.5%

3,400	Xebio Company Limited	80,008

52	Nuveen Investments

Shares	Description (1)			Value
	Textiles, Apparel & Luxury Goods – 2.5%

12,000	Wacoal Holdings Corporation			$132,328
	Trading Companies & Distributors – 2.4%

9,200	Mitsui & Company Limited			126,272
	Transportation Infrastructure – 0.7%

4,000	Kamigumi Company Limited			37,419
	Wireless Telecommunication Services – 3.0%

9,473	NTT DoCoMo Inc., Sponsored ADR			156,968
	Total Common Stocks (cost $4,204,141)			5,003,247

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.0%

$261	Repurchase Agreement with State Street Bank, dated 04/30/13, repurchase price $261,189, collateralized by $270,000 U.S. Treasury Notes, 0.250%, due 8/31/14, value $270,407	0.010%	5/01/13	$261,188
	Total Short-Term Investments (cost $261,188)			261,188
	Total Investments (cost $4,465,329) – 99.5%			5,264,435
	Other Assets Less Liabilities – 0.5%			28,171
	Net Assets – 100%			$5,292,606

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,903,552	$99,695	$—	$5,003,247
Short-Term Investments:
Repurchase Agreements	—	261,188	—	261,188
Total	$4,903,552	$360,883	$—	$5,264,435

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

April 30, 2013

As of April 30, 2013, the cost of investments was $4,598,158.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$864,910
Depreciation	(198,633)
Net unrealized appreciation (depreciation) of investments	$666,277

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

ADR	American Depositary Receipt.

54	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small-Cap Opportunities Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 85.9%

	Aerospace & Defense – 1.4%

10,145	Finmeccanica SPA, (2)	$52,801
	Airlines – 2.4%

6,403	Skywest Inc.	91,627
	Biotechnology – 0.8%

6,801	Dendreon Corporation, (2)	32,033
	Capital Markets – 6.6%

33,859	EFG – Hermes Holdings SAE	48,877

19,771	GP Investments Ltd., BDR, (2)	48,322

1,000	Mirae Asset Securities Company Limited	41,769

23,061	Uranium Participation Corporation, (2)	110,103
	Total Capital Markets	249,071
	Chemicals – 4.6%

20,219	Borregaard ASA	80,995

11,000	Chugoku Marine Paints Limited	55,403

6,400	Fertilizantes Heringer S.A., (2)	36,946
	Total Chemicals	173,344
	Commercial Banks – 3.0%

2,607	Laurentian Bank of Canada	114,403
	Commercial Services & Supplies – 2.4%

19,658	Cape PLC	91,073
	Construction & Engineering – 2.5%

2,033	Layne Christensen Company, (2)	41,534

22,052	Murray & Roberts Holdings Limited, WI/DD, (2)	53,990
	Total Construction & Engineering	95,524
	Construction Materials – 3.3%

50,194	India Cements Limited, 144A, GDR, Reg S	77,851

7,302	India Cements Limited, GDR	11,304

138,000	Luks Group Vietnam Holdings Company Limited	36,278
	Total Construction Materials	125,433
	Diversified Telecommunication Services – 1.1%

29,978	Telkom S.A, Ltd, (2)	42,761
	Electronic Equipment & Instruments – 5.6%

4,174	Ingram Micro, Inc., Class A, (2)	74,339

2,930	Tech Data Corporation, (2)	136,919
	Total Electronic Equipment & Instruments	211,258
	Food Products – 3.4%

5,000	Adecoagro SA, (2)	37,300

2,066	Fresh Del Monte Produce Inc.	52,497

1,509	Smithfield Foods, Inc., (2)	38,630
	Total Food Products	128,427
	Health Care Technology – 2.4%

6,621	Allscripts Healthcare Solutions Inc., (2)	91,635
	Hotels, Restaurants & Leisure – 1.5%

5,937	Orascom Development Holding AG, (2)	58,233

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small-Cap Opportunities Fund (continued)

April 30, 2013

Shares	Description (1)	Value
	Household Durables – 1.3%

11,977	Gafisa S.A, (2)	$47,549
	Insurance – 3.6%

1,544	Endurance Specialty Holdings Limited	75,610

4,397	Old Republic International Corporation	59,360
	Total Insurance	134,970
	Internet & Catalog Retail – 1.3%

20,041	Home Retail Group	48,502
	Leisure Equipment & Products – 1.0%

1,900	Fields Corporation	38,493
	Machinery – 1.1%

8,000	Japan Steel Works Limited	40,540
	Marine – 1.0%

1,854	Stolt-Nielsen Ltd.	38,260
	Metals & Mining – 6.4%

59,088	Banro Corporation, (2)	75,633

467,953	Eastern Platinum Limited, (2)	41,804

11,268	NovaGold Resources Inc., (2)	27,832

74,280	Saint Barbara Limited	46,204

7,149	Silver Standard Resources, Inc., (2)	51,044
	Total Metals & Mining	242,517
	Oil, Gas & Consumable Fuels – 12.3%

15,368	Arch Coal Inc.	74,535

40,853	Bankers Petroleum Limited, (2)	102,188

11,229	ERG S.P.A	107,509

2,750	Goodrich Petroleum Corporation, (2)	35,860

16,515	Petrobras Argentina S.A., ADR	81,254

48,359	Saras SpA, (2)	64,387
	Total Oil, Gas & Consumable Fuels	465,733
	Paper & Forest Products – 1.4%

742	Domtar Corporation	51,576
	Pharmaceuticals – 4.8%

705	EGIS Pharmaceuticals PLC	55,699

1,861	Pharmstandard OJSC, 144A, GDR, (2)	38,914

231,500	United Laboratories International Holdings Ltd, (2)	86,811
	Total Pharmaceuticals	181,424
	Professional Services – 2.5%

14,837	CBIZ Inc., (2)	96,292
	Real Estate Management & Development – 1.8%

6,271	Cresud S.A., Sponsored ADR	55,059

1,708	IRSA Inversiones y Representaciones S.A., Sponsored ADR	14,723
	Total Real Estate Management & Development	69,782
	Specialty Retail – 3.5%

5,196	Cashbuild Limited	75,275

5,568	Rona Inc.	58,030
	Total Specialty Retail	133,305

56	Nuveen Investments

Shares	Description (1)				Value
	Wireless Telecommunication Services – 2.9%

12,569	NII Holdings Inc., (2)				$109,350
	Total Common Stocks (cost $3,247,994)				3,255,916

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 0.9%

	Biotechnology – 0.9%

$40	Dendreon Corporation, Convertible Bond	2.875%	1/15/16	N/R	$31,650
$40	Total Convertible Bonds (cost $28,985)				31,650

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.3%

	Metals & Mining – 0.3%

$15	Banro Corporation, 144A	10.000%	3/01/17		$11,924
$15	Total Corporate Bonds (cost $15,000)				11,924

Shares	Description (1)				Value
	WARRANTS – 0.0%

	Metals & Mining – 0.0%

720	Banro Corporation, 144A				$72
	Total Warrants (cost $—)				72

Shares	Description (1)				Value
	EQUITY LINKED CERTIFICATES – 3.2% (4)

	Chemicals – 3.2%

46,713	HSBC Securities Program, Equity Linked Note, United Phosphorus Ltd.,				$122,155
	Total Equity Linked Certificates (cost $103,385)				122,155

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 7.0%

$266	Repurchase Agreement with State Street Bank, dated 04/30/13, repurchase price $266,251, collateralized by $270,000 U.S. Treasury Notes, 1.000%, due 3/31/17, value $275,811	0.010%	5/01/13		$266,250
	Total Short-Term Investments (cost $266,250)				266,250
	Total Investments (cost $3,661,614) – 97.3%				3,687,967
	Other Assets Less Liabilities – 2.7%				100,872
	Net Assets – 100%				$3,788,839

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small-Cap Opportunities Fund (continued)

April 30, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,255,916	$—	$—	$3,255,916
Convertible Bonds	—	31,650	—	31,650
Corporate Bonds	—	11,924	—	11,924
Warrants	—	72	—	72
Equity Linked Certificates	—	122,155	—	122,155
Short-Term Investments:
Repurchase Agreements	—	266,250	—	266,250
Total	$3,255,916	$432,051	$—	$3,687,967

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $3,735,483.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$380,229
Depreciation	(427,745)
Net unrealized appreciation (depreciation) of investments	$(47,516)

58	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Equity Linked Certificates provide the price appreciation or depreciation of a single stock; used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process. Similar to an ADR, except that a third party (not the equity issuer) is responsible for paying stock returns under the note.

N/R	Not Rated.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

BDR	Brazilian Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund

April 30, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 97.4%

	Aerospace & Defense – 3.3%

123,300	Precision Castparts Corporation	$23,586,057

263,720	United Technologies Corporation	24,074,999
	Total Aerospace & Defense	47,661,056
	Air Freight & Logistics – 0.9%

148,300	FedEx Corporation	13,941,683
	Airlines – 0.8%

692,800	Delta Air Lines, Inc., (2)	11,874,592
	Auto Components – 1.2%

222,010	BorgWarner Inc., (2)	17,354,522
	Biotechnology – 9.4%

150,400	Alexion Pharmaceuticals Inc., (2)	14,739,200

224,700	Amgen Inc.	23,415,987

173,100	Biogen Idec Inc., (2)	37,896,783

270,100	Celgene Corporation, (2)	31,890,707

572,000	Gilead Sciences, Inc., (2)	28,966,080
	Total Biotechnology	136,908,757
	Capital Markets – 2.8%

60,900	BlackRock Inc.	16,229,850

156,330	Franklin Resources, Inc.	24,177,998
	Total Capital Markets	40,407,848
	Chemicals – 4.6%

259,340	Ecolab Inc.	21,945,351

418,182	Monsanto Company	44,670,201
	Total Chemicals	66,615,552
	Commercial Banks – 1.0%

387,500	Wells Fargo & Company	14,717,250
	Communications Equipment – 1.8%

421,640	QUALCOMM, Inc.	25,981,457
	Computers & Peripherals – 4.1%

133,975	Apple, Inc.	59,317,431
	Energy Equipment & Services – 1.0%

261,900	FMC Technologies Inc., (2)	14,221,170
	Food & Staples Retailing – 2.8%

132,620	Costco Wholesale Corporation	14,379,987

353,300	CVS Caremark Corporation	20,554,994

75,700	Whole Foods Market, Inc.	6,685,824
	Total Food & Staples Retailing	41,620,805
	Health Care Equipment & Supplies – 2.0%

390,800	Abbott Laboratories	14,428,336

28,725	Intuitive Surgical, Inc., (2)	14,141,030
	Total Health Care Equipment & Supplies	28,569,366
	Health Care Providers & Services – 2.8%

310,000	Express Scripts, Inc., (2)	18,404,700

376,030	UnitedHealth Group Incorporated	22,535,478
	Total Health Care Providers & Services	40,940,178

60	Nuveen Investments

Shares	Description (1)	Value
	Health Care Technology – 1.1%

167,410	Cerner Corporation, (2)	$16,200,266
	Hotels, Restaurants & Leisure – 3.2%

261,050	Las Vegas Sands	14,684,063

375,080	Starbucks Corporation	22,819,867

135,350	YUM! Brands, Inc.	9,220,042
	Total Hotels, Restaurants & Leisure	46,723,972
	Household Durables – 0.9%

315,700	Lennar Corporation, Class A	13,013,154
	Industrial Conglomerates – 3.0%

721,660	Danaher Corporation	43,977,960
	Internet & Catalog Retail – 5.3%

154,000	Amazon.com, Inc., (2)	39,086,740

56,070	priceline.com Incorporated, (2)	39,024,159
	Total Internet & Catalog Retail	78,110,899
	Internet Software & Services – 8.1%

491,300	eBay Inc., (2)	25,739,207

46,645	Equinix Inc., (2)	9,986,695

799,400	Facebook Inc., Class A, (2)	22,191,344

69,010	Google Inc., Class A, (2)	56,903,576

22,200	LinkedIn Corporation, Class A Shares, (2)	4,264,398
	Total Internet Software & Services	119,085,220
	IT Services – 6.5%

112,300	International Business Machines Corporation (IBM)	22,745,242

36,010	MasterCard, Inc.	19,911,009

309,310	Visa Inc.	52,106,363
	Total IT Services	94,762,614
	Media – 4.5%

376,900	CBS Corporation, Class B	17,254,482

562,100	News Corporation, Class A	17,408,237

5,103,200	Sirius XM Radio Inc.	16,585,400

231,900	Walt Disney Company	14,572,596
	Total Media	65,820,715
	Multiline Retail – 1.5%

433,600	Dollar General Corporation, (2)	22,586,224
	Oil, Gas & Consumable Fuels – 2.0%

204,700	Cabot Oil & Gas Corporation	13,929,835

35,800	Range Resources Corporation	2,632,016

309,200	Valero Energy Corporation	12,466,944
	Total Oil, Gas & Consumable Fuels	29,028,795
	Personal Products – 1.0%

208,100	Estee Lauder Companies Inc., Class A	14,431,735
	Pharmaceuticals – 3.9%

122,500	Allergan, Inc.	13,909,875

298,600	GlaxoSmithKline PLC	15,419,704

287,500	Sanofi-Aventis	15,338,125

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

April 30, 2013

Shares	Description (1)			Value
	Pharmaceuticals (continued)

377,400	Zoetis Incorporated			$12,461,748
	Total Pharmaceuticals			57,129,452
	Real Estate Investment Trust – 1.5%

255,160	American Tower REIT Inc.			21,430,888
	Road & Rail – 4.1%

408,200	Union Pacific Corporation			60,397,270
	Semiconductors & Equipment – 1.0%

557,800	NXP Semiconductors NV, (2)			15,367,390
	Software – 1.9%

692,800	Salesforce.com, Inc., (2)			28,481,008
	Specialty Retail – 4.8%

574,400	Best Buy Co., Inc.			14,928,656

309,300	Home Depot, Inc.			22,687,155

241,600	Ross Stores, Inc.			15,962,512

184,200	Ulta Salon, Cosmetics & Fragrance, Inc.			16,145,130
	Total Specialty Retail			69,723,453
	Textiles, Apparel & Luxury Goods – 2.0%

117,100	Lululemon Athletica Inc., (2)			8,914,823

114,070	Ralph Lauren Corporation			20,712,831
	Total Textiles, Apparel & Luxury Goods			29,627,654
	Trading Companies & Distributors – 1.2%

70,100	W.W. Grainger, Inc.			17,277,547
	Wireless Telecommunication Services – 1.4%

259,300	SBA Communications Corporation, (2)			20,482,107
	Total Common Stocks (cost $1,146,381,795)			1,423,789,990

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%

$23,748	Repurchase Agreement with State Street Bank, dated 4/30/13, repurchase price $23,747,686, collateralized by $23,715,000 U.S. Treasury Notes, 1.000%, due 3/31/17, value $24,225,418	0.010%	5/01/13	$23,747,679
	Total Short-Term Investments (cost $23,747,679)			23,747,679
	Total Investments (cost $1,170,129,474) – 99.0%			1,447,537,669
	Other Assets Less Liabilities – 1.0%			15,091,237
	Net Assets – 100%			$1,462,628,906

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

62	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,423,789,990	$—	$—	$1,423,789,990
Short-Term Investments:
Repurchase Agreements	—	23,747,679	—	23,747,679
Total	$1,423,789,990	$23,747,679	$—	$1,447,537,669

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments was $1,175,976,003.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$280,662,432
Depreciation	(9,100,766)
Net unrealized appreciation (depreciation) of investments	$271,561,666

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

Nuveen Investments	63

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 28, 2013